                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-5188
                                  ----------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:    DECEMBER 31
                          ------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.
AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 59.3%
AEROSPACE & DEFENSE(1)
               123  General Dynamics Corp.                       $        13,153
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
             1,460  FedEx Corporation                                    137,167
            10,414  United Parcel Service, Inc. Cl B                     757,514
                                                                 ---------------
                                                                         894,681
                                                                 ---------------
AIRLINES - 0.1%
             8,662  Southwest Airlines Co.                               123,347
                                                                 ---------------
AUTO COMPONENTS - 0.7%
             1,485  Autoliv, Inc.                                         70,760
            21,006  Magna International Inc. Cl A                      1,405,302
                                                                 ---------------
                                                                       1,476,062
                                                                 ---------------
AUTOMOBILES - 0.1%
            22,284  Ford Motor Company                                   252,478
                                                                 ---------------
BEVERAGES - 0.9%
             3,444  Molson Coors Brewing Co.                             265,773
            61,521  Pepsi Bottling Group Inc.                          1,713,360
             1,744  PepsiAmericas Inc.                                    39,519
                                                                 ---------------
                                                                       2,018,652
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
            16,142  Amgen Inc.(2)                                        939,626
            20,937  Applera Corporation-Applied
                    Biosystems Group                                     413,296
            15,661  Cephalon, Inc.(2)                                    733,405
                                                                 ---------------
                                                                       2,086,327
                                                                 ---------------
BUILDING PRODUCTS(1)
             1,923  USG Corp.(2)(3)                                       63,767
                                                                 ---------------
CAPITAL MARKETS - 0.3%
            12,142  Edwards (A.G.), Inc.                                 543,962
                                                                 ---------------
CHEMICALS - 0.2%
            10,913  Georgia Gulf Corporation(3)                          501,780
                                                                 ---------------
COMMERCIAL BANKS - 3.9%
            48,489  Bank of America Corp.                              2,138,365
            26,157  Comerica Inc.                                      1,440,728
            48,181  Wachovia Corp.                                     2,452,895

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            33,591  Wells Fargo & Co.                                  2,008,742
                                                                 ---------------
                                                                       8,040,730
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
            40,340  Equifax Inc.                                       1,238,035
            21,587  John H. Harland Company(3)                           741,729
             7,671  Republic Services, Inc. Cl A                         256,825
                                                                 ---------------
                                                                       2,236,589
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
            13,956  Cisco Systems Inc.(2)                                249,673
            14,732  Harris Corp.                                         481,000
           121,831  Motorola, Inc.                                     1,823,810
                                                                 ---------------
                                                                       2,554,483
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
            13,640  Apple Computer, Inc.(2)                              568,379
             4,139  Dell Inc.(2)                                         159,020
            40,939  International Business Machines
                    Corp.                                              3,741,006
                                                                 ---------------
                                                                       4,468,405
                                                                 ---------------
CONSUMER FINANCE - 2.3%
            48,058  American Express Co.                               2,468,739
            26,309  Capital One Financial Corp.                        1,967,124
             8,968  CompuCredit Corp.(2)(3)                              238,728
             4,191  WFS Financial Inc.(2)                                180,842
                                                                 ---------------
                                                                       4,855,433
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             1,654  Greif, Inc. Cl A(3)                                  115,251
             3,296  Silgan Holdings Inc.(3)                              214,174
                                                                 ---------------
                                                                         329,425
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
             2,389  McGraw-Hill Companies, Inc. (The)                    208,440
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
             3,411  ALLTEL Corp.                                         187,093
            10,170  AT&T Corp.                                           190,688
            18,792  BellSouth Corp.                                      494,042
             1,745  CenturyTel Inc.                                       57,306
             7,982  Commonwealth Telephone
                    Enterprise Inc.(2)(3)                                376,271
            18,898  SBC Communications Inc.                              447,694
            13,409  Sprint Corp.                                         305,055
            31,341  Verizon Communications                             1,112,605
                                                                 ---------------
                                                                       3,170,754
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 1.5%
            21,509  Exelon Corporation                                   987,048
            39,569  FirstEnergy Corp.                                  1,659,919
             5,000  FPL Group, Inc.                                      200,750
             3,033  TXU Corp.                                            241,518
                                                                 ---------------
                                                                       3,089,235
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
            16,100  Ingram Micro Inc. Cl A(2)                            268,387
             6,035  Tech Data Corp.(2)                                   223,657
                                                                 ---------------
                                                                         492,044
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
             9,363  Cal Dive International Inc.(2)                       424,144
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
             9,762  BJ's Wholesale Club Inc.(2)                          303,208
             4,358  Seven-Eleven Inc.(2)                                 104,679
            43,757  Supervalu Inc.                                     1,459,296
                                                                 ---------------
                                                                       1,867,183
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            61,775  Archer-Daniels-Midland Co.                         1,518,429
             6,684  General Mills, Inc.                                  328,519
             2,314  Hormel Foods Corp.                                    71,989
            58,144  Pilgrim's Pride Corp.(3)                           2,076,903
                                                                 ---------------
                                                                       3,995,840
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
            36,200  Becton Dickinson & Co.                             2,114,804
             2,728  Haemonetics Corporation(2)(3)                        115,012
             1,517  Mettler-Toledo International, Inc.(2)                 72,058
            22,442  Thermo Electron Corp.(2)                             567,558
                                                                 ---------------
                                                                       2,869,432
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
            10,838  Aetna Inc.                                           812,308
            18,046  AmerisourceBergen Corp.                            1,033,855
            11,401  Cardinal Health, Inc.                                636,176
            27,878  CIGNA Corp.                                        2,489,506
             2,836  Kindred Healthcare Inc.(2)                            99,544
            40,453  McKesson Corp.                                     1,527,101
                                                                 ---------------
                                                                       6,598,490
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
            32,813  Darden Restaurants, Inc.                           1,006,703

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            76,598  McDonald's Corporation                             2,385,262
                                                                 ---------------
                                                                       3,391,965
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
            10,845  American Greetings Cl A                              276,331
            14,161  Black & Decker Corporation                         1,118,577
               663  Lennar Corp.                                          37,579
             2,888  NVR, Inc.(2)(3)                                    2,267,080
                                                                 ---------------
                                                                       3,699,567
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.4%
             6,518  Clorox Company                                       410,569
             8,292  Energizer Holdings Inc.(2)                           495,861
                                                                 ---------------
                                                                         906,430
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            32,062  Tyco International Ltd.                            1,083,696
                                                                 ---------------
INSURANCE - 2.6%
             3,960  AmerUs Group Co.(3)                                  187,110
            34,422  Berkley (W.R.) Corp.                               1,707,331
            16,426  Chubb Corp.                                        1,302,089
            18,317  First American Financial Corp. (The)                 603,362
             3,885  LandAmerica Financial Group Inc.(3)                  194,367
             9,724  Loews Corp.                                          715,103
             9,668  Protective Life Corporation                          379,952
             1,280  Selective Insurance Group(3)                          59,174
             3,455  Stancorp Financial Group Inc.                        292,915
                                                                 ---------------
                                                                       5,441,403
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           128,752  Earthlink Inc.(2)(3)                               1,158,768
                                                                 ---------------
IT SERVICES - 1.0%
            20,510  Acxiom Corp.(3)                                      429,274
            37,013  Computer Sciences Corp.(2)                         1,697,046
                                                                 ---------------
                                                                       2,126,320
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
            46,215  Eastman Kodak Co.                                  1,504,298
                                                                 ---------------
MACHINERY - 0.6%
            15,682  Cummins Inc.(3)                                    1,103,229
             3,709  Kennametal Inc.                                      176,140
                                                                 ---------------
                                                                       1,279,369
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MEDIA - 2.8%
             1,157  Catalina Marketing Corp.(3)                           29,966
            95,407  Disney (Walt) Co.                                  2,741,042
             1,927  John Wiley & Sons Inc.(3)                             67,927
             3,594  Pixar(2)(3)                                          350,595
            13,760  Regal Entertainment Group(3)                         289,373
           141,240  Time Warner Inc.(2)                                2,478,762
             2,161  Viacom, Inc. Cl B                                     75,268
                                                                 ---------------
                                                                       6,032,933
                                                                 ---------------
METALS & MINING - 1.0%
            12,931  Phelps Dodge Corp.                                 1,315,470
            17,855  United States Steel Corp.                            907,927
                                                                 ---------------
                                                                       2,223,397
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
            18,222  Constellation Energy Group Inc.                      942,077
                                                                 ---------------
MULTILINE RETAIL - 1.0%
            10,326  Dillard's Inc.                                       277,769
            26,732  Federated Department Stores, Inc.                  1,701,225
             1,401  Sears Holdings Corp.(2)(3)                           186,571
                                                                 ---------------
                                                                       2,165,565
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
            53,517  Xerox Corp.(2)                                       810,783
                                                                 ---------------
OIL & GAS - 5.2%
            57,329  ChevronTexaco Corp.                                3,342,854
             7,388  ConocoPhillips                                       796,722
            66,676  Exxon Mobil Corp.                                  3,973,891
             3,634  Premcor Inc.                                         216,877
            24,585  Sunoco, Inc.                                       2,545,039
                                                                 ---------------
                                                                      10,875,383
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
            49,096  Louisiana-Pacific Corp.                            1,234,273
             8,562  Potlatch Corp.                                       403,013
            13,553  Weyerhaeuser Co.                                     928,381
                                                                 ---------------
                                                                       2,565,667
                                                                 ---------------
PHARMACEUTICALS - 4.7%
            65,911  Johnson & Johnson                                  4,426,583
            20,318  Kos Pharmaceuticals, Inc.(2)(3)                      846,854
            67,408  Merck & Co., Inc.                                  2,181,997
            91,850  Pfizer, Inc.                                       2,412,900
                                                                 ---------------
                                                                       9,868,334
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

REAL ESTATE - 0.1%
            10,926  Taubman Centers Inc.                                 303,087
                                                                 ---------------
ROAD & RAIL - 0.1%
               400  Burlington Northern Santa Fe Corp.                    21,572
             2,952  Union Pacific Corp.                                  205,754
                                                                 ---------------
                                                                         227,326
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
           153,864  Intel Corp.                                        3,574,261
             8,103  MEMC Electronic Materials Inc.(2)                    108,985
                                                                 ---------------
                                                                       3,683,246
                                                                 ---------------
SOFTWARE - 0.9%
            46,939  Microsoft Corporation                              1,134,515
            47,497  Oracle Corp.(2)                                      592,763
            14,843  Parametric Technology Corp.(2)                        82,972
             4,184  Symantec Corp.(2)                                     89,245
                                                                 ---------------
                                                                       1,899,495
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            32,758  American Eagle Outfitters, Inc.                      967,999
             6,158  Barnes & Noble Inc.(2)                               212,389
             5,302  GameStop Corp.(2)(3)                                 118,235
            37,978  Home Depot, Inc.                                   1,452,279
            10,680  Michaels Stores, Inc.                                387,684
             4,734  Office Depot, Inc.(2)                                105,000
            36,739  Rent-A-Center Inc.(2)                              1,003,342
                                                                 ---------------
                                                                       4,246,928
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.3%
            62,696  Countrywide Financial Corporation                  2,035,112
             2,706  Downey Financial Corp.                               166,500
            44,521  Fremont General Corp.(3)                             979,017
            29,430  Golden West Financial Corp.                        1,780,515
                                                                 ---------------
                                                                       4,961,144
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.5%
            14,190  Grainger (W.W.), Inc.                                883,611
             8,217  WESCO International Inc.(2)(3)                       230,076
                                                                 ---------------
                                                                       1,113,687
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
            11,308  Nextel Communications, Inc.(2)                       321,373
                                                                 ---------------
TOTAL COMMON STOCKS                                                  126,007,077
(Cost $107,325,542)                                              ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) - 14.4%
        $1,750,000  FHLMC, 5.00%, settlement date
                    4/18/05(5)                                         1,750,546
           143,181  FHLMC, 7.00%, 11/1/13                                150,484
           237,015  FHLMC, 6.50%, 6/1/16                                 247,932
           163,474  FHLMC, 6.50%, 6/1/16                                 171,004
         1,889,984  FHLMC, 5.00%, 11/1/17(6)                           1,893,790
         1,243,700  FHLMC, 4.50%, 1/1/19(6)                            1,220,046
            53,661  FHLMC, 6.50%, 1/1/28                                  55,915
            40,100  FHLMC, 6.50%, 6/1/29                                  41,740
            47,850  FHLMC, 8.00%, 7/1/30                                  51,497
         1,181,676  FHLMC, 5.50%, 12/1/33(6)                           1,186,917
         5,147,700  FNMA, 6.00%, settlement date
                    4/13/05(5)                                         5,261,916
         3,238,000  FNMA, 6.50%, settlement date
                    4/13/05(5)                                         3,360,434
         3,400,000  FNMA, 5.00%, settlement date
                    4/18/05(5)                                         3,397,874
         1,790,000  FNMA, 5.50%, settlement date
                    4/18/05(5)                                         1,824,121
         1,725,000  FNMA, 5.00%, settlement date
                    5/12/05(5)                                         1,681,875
           305,802  FNMA, 5.50%, 12/1/08                                 311,111
            16,825  FNMA, 6.50%, 11/1/11                                  17,574
            62,059  FNMA, 6.00%, 4/1/13                                   64,145
            24,347  FNMA, 6.00%, 5/1/13                                   25,165
           115,699  FNMA, 6.50%, 6/1/13                                  120,885
            26,935  FNMA, 6.00%, 7/1/13                                   27,841
           219,294  FNMA, 6.00%, 1/1/14                                  226,667
           611,478  FNMA, 4.50%, 5/1/19                                  598,384
           550,917  FNMA, 4.50%, 6/1/19                                  539,120
             7,550  FNMA, 6.50%, 1/1/28                                    7,870
            67,610  FNMA, 7.00%, 1/1/28                                   71,428
           108,424  FNMA, 6.50%, 1/1/29                                  112,954
            82,582  FNMA, 7.50%, 7/1/29                                   88,446
            54,447  FNMA, 7.50%, 9/1/30                                   58,264
           153,300  FNMA, 6.50%, 1/1/32                                  159,445
           767,954  FNMA, 5.50%, 6/1/33                                  770,497
           749,845  FNMA, 5.50%, 8/1/33                                  752,328
         2,519,358  FNMA, 5.50%, 1/1/34(6)                             2,527,699
           126,748  GNMA, 7.00%, 4/20/26                                 133,931
            76,117  GNMA, 7.50%, 8/15/26                                  81,833
            37,367  GNMA, 7.00%, 2/15/28                                  39,568
            59,568  GNMA, 7.50%, 2/15/28                                  63,953
           110,548  GNMA, 6.50%, 3/15/28                                 115,728
            78,011  GNMA, 7.00%, 12/15/28                                 82,605
            29,756  GNMA, 8.00%, 12/15/29                                 32,085
           278,336  GNMA, 7.00%, 5/15/31                                 294,292
         1,019,980  GNMA, 5.50%, 11/15/32(6)                           1,030,796
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            30,650,705
(Cost $30,695,057)                                               ---------------

CORPORATE BONDS - 8.9%
AUTOMOBILES - 0.1%
           160,000  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12(3)                             174,691
                                                                 ---------------
BEVERAGES - 0.1%
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(7)                                    247,731
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CAPITAL MARKETS - 0.3%
           250,000  Goldman Sachs Group Inc., 5.70%,
                    9/1/12(3)                                            257,762
           250,000  Goldman Sachs Group Inc., 5.25%,
                    10/15/13                                             248,773
           100,000  Morgan Stanley, 4.25%, 5/15/10                        97,619
                                                                 ---------------
                                                                         604,154
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
           100,000  AmSouth Bancorp., 5.20%, 4/1/15                       99,805
           600,000  Bank of America Corp., 4.375%,
                    12/1/10                                              591,480
           200,000  SouthTrust Corp., 5.80%, 6/15/14(3)                  207,875
           230,000  Wachovia Bank N.A., 4.80%, 11/1/14                   223,543
           340,000  Wachovia Bank N.A., 4.875%, 2/1/15                   331,433
            50,000  Wells Fargo Bank N.A., 4.75%, 2/9/15                  48,555
                                                                 ---------------
                                                                       1,502,691
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           100,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                         96,563
           180,000  Waste Management, Inc., 7.00%,
                    7/15/28                                              201,790
                                                                 ---------------
                                                                         298,353
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      198,622
           230,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                       223,732
                                                                 ---------------
                                                                         422,354
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
           350,000  Ball Corp., 7.75%, 8/1/06                            362,688
                                                                 ---------------
DIVERSIFIED - 0.5%
           924,000  Morgan Stanley TRACERS(reg.sm),
                    7.72%, 3/1/32 (Acquired 3/15/02-
                    8/28/02, Cost $969,573)(7)                         1,100,617
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           450,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       450,885
           200,000  CIT Group Inc., 4.25%, 2/1/10                        194,275
           220,000  CIT Group Inc., 5.125%, 9/30/14(3)                   217,559
           700,000  Citigroup Inc., 4.125%, 6/30/05                      701,621
           300,000  Citigroup Inc., 5.00%, 9/15/14                       295,080
           300,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             301,599
           200,000  General Electric Capital Corp.,
                    4.25%, 12/1/10                                       195,509
           200,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07(3)                                   195,129
           230,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      208,375
            70,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(3)                                     60,568
           300,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                               328,844
                                                                 ---------------
                                                                       3,149,444
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
           240,000  AT&T Corp., 9.05%, 11/15/11                          273,900

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           180,000  BellSouth Corp., 5.20%, 12/15/16                     176,116
           240,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       251,988
           280,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                           322,365
           100,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           100,453
           100,000  France Telecom, 8.00%, 3/1/11                        114,560
           150,000  SBC Communications Inc., 5.10%,
                    9/15/14                                              146,472
           220,000  Sprint Capital Corp., 8.375%,
                    3/15/12                                              257,461
           180,000  Sprint Capital Corp., 8.75%, 3/15/32                 234,231
                                                                 ---------------
                                                                       1,877,546
                                                                 ---------------
ELECTRIC UTILITIES - 0.6%
           100,000  Carolina Power & Light Co., 5.15%,
                    4/1/15(3)                                             99,683
           325,000  CenterPoint Energy Resources Corp.,
                    6.50%, 2/1/08                                        341,090
           280,000  FirstEnergy Corp., 6.45%, 11/15/11                   295,810
           150,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34                                               154,554
           100,000  Tampa Electric Co., 6.375%, 8/15/12                  108,239
           250,000  Virginia Electric and Power Co.,
                    5.25%, 12/15/15(3)                                   250,162
                                                                 ---------------
                                                                       1,249,538
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           140,000  CVS Corp., 4.00%, 9/15/09                            136,737
           300,000  Safeway Inc., 6.50%, 3/1/11(3)                       318,318
                                                                 ---------------
                                                                         455,055
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           240,000  Beckman Coulter Inc., 7.45%,
                    3/4/08                                               258,834
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
           150,000  Starwood Resorts & Hotels, 7.375%,
                    11/15/15                                             162,000
           200,000  Mandalay Resort Group, 6.45%,
                    2/1/06                                               203,500
           350,000  MGM Mirage, 6.00%, 10/1/09                           346,938
           200,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      209,500
           400,000  Yum! Brands Inc., 8.875%, 4/15/11                    479,844
                                                                 ---------------
                                                                       1,401,782
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           200,000  D.R. Horton Inc., 7.875%, 8/15/11                    219,518
           220,000  KB Home, 6.375%, 8/15/11                             224,056
                                                                 ---------------
                                                                         443,574
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           550,000  General Electric Co., 5.00%, 2/1/13                  550,081
                                                                 ---------------
INSURANCE - 0.4%
           250,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $249,510)(7)                                    247,786
           100,000  American International Group,
                    Inc., 4.25%, 5/15/13                                  94,090
           250,000  Genworth Financial Inc., 5.75%,
                    6/15/14                                              256,777

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           250,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $249,995)(7)                                    247,220
                                                                 ---------------
                                                                         845,873
                                                                 ---------------
INTERNET & CATALOG RETAIL(1)
            50,000  IAC/InterActiveCorp, 7.00%,
                    1/15/13(3)                                            53,033
                                                                 ---------------
MEDIA - 0.6%
            48,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13(3)                     57,121
           500,000  Comcast Corp., 5.50%, 3/15/11                        509,846
           360,000  COX Communications Inc., 4.625%,
                    1/15/10 (Acquired 1/13/05,
                    Cost $358,337)(7)                                    350,184
           250,000  News America Holdings, 7.75%,
                    1/20/24(3)                                           291,251
                                                                 ---------------
                                                                       1,208,402
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
           250,000  Dominion Resources Inc., 4.125%,
                    2/15/08                                              247,326
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           100,000  May Department Stores Co.,
                    3.95%, 7/15/07                                        98,684
           300,000  May Department Stores Co.,
                    4.80%, 7/15/09                                       298,449
                                                                 ---------------
                                                                         397,133
                                                                 ---------------
OIL & GAS - 0.4%
           300,000  Devon Energy Corp., 2.75%, 8/1/06                    293,509
           380,000  Enterprise Products Operating
                    L.P., 4.625%, 10/15/09                               371,203
            60,000  Magellan Midstream Partners,
                    5.65%, 10/15/16(3)                                    59,873
           230,000  Nexen Inc., 5.875%, 3/10/35                          220,745
                                                                 ---------------
                                                                         945,330
                                                                 ---------------
PHARMACEUTICALS(1)
           100,000  Schering-Plough Corp., 5.30%,
                    12/1/13                                              102,330
                                                                 ---------------
ROAD & RAIL - 0.3%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        328,773
           200,000  Norfolk Southern Corp., 7.80%,
                    5/15/27                                              250,744
                                                                 ---------------
                                                                         579,517
                                                                 ---------------
SOFTWARE - 0.1%
           200,000  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $202,868)(7)                           196,264
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
           250,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(3)                                    250,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 18,924,341
(Cost $18,964,343)                                               ---------------

ASSET-BACKED SECURITIES(4) - 7.6%
            59,370  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $59,211)(7)                                      59,063
           620,565  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.00%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps                                         621,229
            94,685  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 3.01%, 4/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                               94,750
            10,254  AQ Finance Non-Improvement Trust,
                    Series 2003 N11A, 7.14%, 11/25/33                     10,226
            43,782  AQ Finance Non-Improvement Trust,
                    Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                        43,603
            50,625  AQ Finance Non-Improvement Trust,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $50,625)(7)                                      50,427
            54,554  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $54,554)(7)                                      54,517
            19,694  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34                                               19,710
            42,983  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                               42,841
            34,226  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $34,225)(7)                                      34,236
             8,864  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series
                    2003-1, Class N1, 6.90%, 7/26/33                       8,854
            56,386  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        56,086
           800,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 2.87%, 4/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(6)                           801,037
           313,274  Centex Home Equity, Series 2004 C,
                    Class AF1, 2.82%, 1/25/19                            311,608
            13,649  CIT RV Trust, Series 1998 A, Class
                    A4 SEQ, 6.09%, 2/15/12                                13,668
           800,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 2.88%,
                    4/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% and
                    no caps(6)                                           800,867
            57,547  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                             57,395
           332,744  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 3.04%, 4/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                        333,082
            36,735  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $36,715)(7)                            36,593
           635,424  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 2.99%, 4/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps                        635,923

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           507,604  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    3.02%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.17%
                    with no caps                                         508,005
           280,842  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.01%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                         281,049
            37,681  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                        37,495
           820,040  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 3.00%,
                    4/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps(6)                                           820,434
           525,000  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 2.94%,
                    5/25/05, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 3/31/05, Cost
                    $525,000)(7)(8)                                      525,000
            34,583  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                        34,531
           250,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06                                             251,321
         2,300,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 2.85%, 4/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps(6)                   2,302,418
            36,378  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost $36,378)(7)                   36,239
         1,159,142  GE Corporate Aircraft Financing LLC,
                    Series 2004-1A, Class A1, VRN,
                    2.94%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.09%
                    with no caps (Acquired 10/5/04,
                    Cost $1,159,142)(6)(7)                             1,159,142
            58,269  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $58,295)(7)                                      58,193
            46,723  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $46,824)(7)                                      46,551
           154,507  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $154,507)(7)                                    154,507
            12,259  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $12,258)(7)                                      12,211
            16,548  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                        16,560
             8,346  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $8,388)(7)                               8,340
           544,480  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    3.04%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.19%
                    with a cap of 11.00%                                 544,857
            52,596  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $52,596)(7)                             52,325
           746,818  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    2.97%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with a cap of 11.00%                                 747,406
         1,116,710  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    3.01%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps(6)                                    1,117,562
           557,555  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.02%, 4/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                            557,983
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        96,394

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           896,006  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    2.99%, 4/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.14% with no caps                                   896,788
            39,695  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34                                               39,784
            65,021  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $65,163)(7)                                      64,727
            52,686  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $52,685)(7)                    52,730
           547,356  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(6)                                           547,720
         1,050,000  SLMA Student Loan Trust, Series
                    2005-2, Class A1, VRN, 2.73%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02%
                    with no caps                                       1,048,820
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         16,104,807
(Cost $16,102,204)                                               ---------------

U.S. TREASURY SECURITIES - 6.4%
           800,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(3)(6)                                     1,086,626
         3,300,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(3)(6)                                      3,843,342
         1,050,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(3)(6)                                     1,227,557
           300,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28(3)                                           325,992
         1,130,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31(3)(6)                                      1,231,921
         2,995,950  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(3)(6)                       2,952,649
         2,420,000  U.S. Treasury Notes, 4.00%,
                    6/15/09(3)(6)                                      2,410,642
           500,000  U.S. Treasury Notes, 4.75%,
                    5/15/14(3)                                           509,532
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        13,588,261
(Cost $13,628,777)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 5.1%
         5,730,575  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN, 0.96%, 4/1/05          162,101
           250,000  Banc of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    2.87%, 4/15/05, resets monthly off
                    the 1-month LIBOR plus 0.12%
                    with no caps (Acquired 3/4/05,
                    Cost $250,000)(7)                                    250,000
         1,200,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.17%, 4/1/05(6)                              1,175,010
         6,500,000  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.97%, 4/1/05                                        271,024
           883,276  Bear Stearns Commercial Mortgage
                    Securities, Series 2004 BA5A,
                    Class A1, VRN, 2.94%, 4/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps
                    (Acquired 12/15/04,
                    Cost $883,276)(7)                                    883,809
         1,343,432  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.94%, 4/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps(6)                         1,345,483
           414,769  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 3.05%, 4/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps                        415,421

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           650,000  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 2.92%, 4/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $650,000)(7)                                    649,594
           800,000  FHLMC, Series 2005-2937,
                    Class KA, 4.50%, 12/15/14                            803,467
           464,354  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        466,138
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  971,453
           228,310  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             232,840
           119,684  Nationslink Funding Corp., Series
                    1998-2, Class A1 SEQ, 6.00%,
                    8/20/30                                              120,574
           750,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005 WL5A,
                    Class A1, VRN, 2.85%, 4/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/24/05,
                    Cost $750,000)(7)(8)                                 750,000
           750,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                        725,702
           600,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34                        587,834
           970,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.22%, 4/1/05                    953,177
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             10,763,627
(Cost $10,839,305)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.7%
         2,000,000  FHLB, 3.375%, 9/14/07(6)                           1,969,842
           800,000  FHLMC, 2.875%, 5/15/07(3)                            782,486
         2,900,000  FNMA, 5.25%, 4/15/07(6)                            2,969,463
         1,880,000  FNMA, 3.00%, 8/15/07(6)                            1,835,008
           500,000  FNMA, 6.625%, 10/15/07                               530,460
           800,000  FNMA, 5.75%, 2/15/08                                 833,882
           900,000  FNMA, 6.125%, 3/15/12(6)                             975,234
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                9,896,375
(Cost $10,025,103)                                               ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        288,789
                                                                 ---------------
(Cost $302,524)
SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
           240,000  United Mexican States, 5.875%,
                    1/15/14(3)                                           238,800
            50,000  United Mexican States, 6.75%,
                    9/27/34                                               48,925
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   287,725
(Cost $299,501)                                                  ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.0%
        $4,300,000  FHLMC Discount Notes, 2.54%,
                    4/1/05(6)(9)                                       4,300,000
                                                                 ---------------
(Cost $4,300,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(10) - 10.5%
Repurchase Agreement, Barclays Capital plc,
(collateralized by various U.S. Government Agency
obligations), 2.85%, dated 3/31/05, due 4/1/05
(Delivery value $12,427,292)                                          12,426,308
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.875%, dated 3/31/05, due 4/1/05
(Delivery value $10,000,799)                                          10,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    22,426,308
(Cost $22,426,308)                                               ---------------
TOTAL INVESTMENT SECURITIES - 119.1%                                 253,238,015
                                                                 ---------------
(COST $234,908,664)
OTHER ASSETS AND LIABILITIES - (19.1)%                              (40,593,505)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $   212,644,510
                                                                 ===============

FUTURES CONTRACTS*

                                  Expiration      Underlying Face    Unrealized
Contracts Purchased               Date            Amount at Value    Loss
-------------------------------------------------------------------------------
 5 S&P 500 Index Futures          June 2005       $ 1,479,375        $(10,649)
24 U.S. Treasury 10-Year Notes    June 2005         2,622,375        (25,366)
                                                  -----------------------------
                                                  $ 4,101,750        $(36,015)
                                                  =============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                    Date            Amount at Value    Gain
-------------------------------------------------------------------------------
77 U.S. Treasury 2-Year Notes     June 2005       $15,930,578        $43,384
                                                  =============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
Notional                                                             Unrealized
Amount         Description of Agreement           Expiration Date    Loss
--------------------------------------------------------------------------------
$1,700,000     Receive semiannually a fixed       September 2007     $(40,988)
               rate equal to 3.24375% and                            =========
               pay quarterly a variable rate
               based on the 3-month LIBOR with
               Deutsche Bank Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GSAMP = Goldman Sachs Mortgage Pass-Through
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2005.
(1) Industry is less than 0.05% of net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of March 31, 2005. The aggregate value of securities on loan at March 31, 2005, was $28,066,360.
(4) Final maturity indicated, unless otherwise noted.
(5) Forward commitment.
(6) Security, or a portion thereof, has been segregated for a forward commitment, when-issued security, futures contract, and/or swap agreement.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $7,328,006, which represented 3.4% of net assets.
(8) When-issued security.
(9) The rate indicated is the yield to maturity at purchase.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $236,137,649
                                         ============
Gross tax appreciation of investments    $ 20,127,350
Gross tax depreciation of investments     (3,026,984)
                                         ------------
Net tax appreciation of investments      $ 17,100,366
                                         ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 4.3%
            20,200  Aviall Inc.(1)                                  $    565,600
            58,500  Goodrich Corporation                               2,239,965
            52,500  L-3 Communications Holdings, Inc.                  3,728,550
           107,700  Rockwell Collins                                   5,125,443
                                                                 ---------------
                                                                      11,659,558
                                                                 ---------------
BEVERAGES - 0.9%
            48,400  Constellation Brands Inc.(1)                       2,558,908
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
            30,000  Affymetrix Inc.(1)                                 1,285,200
            36,700  Martek Biosciences Corporation(1)                  2,135,573
            22,885  Transkaryotic Therapies Inc.(1)                      571,324
            43,000  United Therapeutics Corp.(1)                       1,964,885
                                                                 ---------------
                                                                       5,956,982
                                                                 ---------------
CAPITAL MARKETS - 1.5%
            12,300  Goldman Sachs Group, Inc. (The)                    1,352,877
            57,337  Investors Financial Services
                    Corporation                                        2,804,353
                                                                 ---------------
                                                                       4,157,230
                                                                 ---------------
CHEMICALS - 5.3%
           199,955  Huntsman Corp.(1)                                  4,662,951
            31,500  Lyondell Chemical Co.                                879,480
           134,300  Monsanto Co.                                       8,662,350
                                                                 ---------------
                                                                      14,204,781
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.3%
            46,101  F5 Networks, Inc.(1)                               2,327,639
            85,200  Harris Corp.                                       2,781,781
            56,431  Ixia(1)                                            1,003,907
                                                                 ---------------
                                                                       6,113,327
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
           125,694  Apple Computer, Inc.(1)                            5,237,669
            71,200  Seagate Technology                                 1,391,960
                                                                 ---------------
                                                                       6,629,629
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.3%
            66,492  Chicago Bridge & Iron Company
                    New York Shares                                    2,927,643
           289,000  Chiyoda Corporation ORD                            3,011,737
            43,800  Fluor Corp.                                        2,427,834

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            62,200  Jacobs Engineering Group Inc.(1)                   3,229,423
                                                                 ---------------
                                                                      11,596,637
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
            25,600  TXU Corp.                                          2,038,528
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
            48,300  Ametek Inc.                                        1,944,075
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 11.8%
            39,200  ENSCO International Inc.                           1,476,272
            28,935  Hydril Co.(1)                                      1,690,093
             9,899  Nabors Industries Ltd.(1)                            585,427
           240,129  National-Oilwell, Inc.(1)                         11,214,024
            51,600  Noble Corp.                                        2,900,436
            68,900  Pride International Inc.(1)                        1,711,476
            36,400  Smith International, Inc.                          2,283,372
           118,800  Transocean Inc.(1)                                 6,113,448
            68,000  Weatherford International Ltd.(1)                  3,939,920
                                                                 ---------------
                                                                      31,914,468
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
            25,000  CVS Corp.                                          1,315,500
           469,866  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       1,649,487
                                                                 ---------------
                                                                       2,964,987
                                                                 ---------------
FOOD PRODUCTS - 0.9%
            73,600  Smithfield Foods Inc.(1)                           2,322,080
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
           140,300  Bard (C.R.), Inc.                                  9,551,623
            44,037  Immucor, Inc.(1)                                   1,329,477
            75,385  Inamed Corp.(1)                                    5,267,904
            38,695  Intuitive Surgical Inc.(1)                         1,759,462
            41,400  ResMed Inc.(1)                                     2,334,960
                                                                 ---------------
                                                                      20,243,426
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 10.0%
           110,194  Aetna Inc.                                         8,259,040
           118,200  Caremark Rx Inc.(1)                                4,701,996
            42,600  Community Health Systems Inc.(1)                   1,487,166
            55,745  Covance Inc.(1)                                    2,654,019
            31,686  Coventry Health Care Inc.(1)                       2,159,084
            51,300  Henry Schein, Inc.(1)                              1,838,592
            48,873  SFBC International, Inc.(1)                        1,722,285
            82,300  Triad Hospitals Inc.(1)                            4,123,230
                                                                 ---------------
                                                                      26,945,412
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 9.9%
            84,000  Applebee's International Inc.                      2,315,040
            84,100  CKE Restaurants, Inc.(1)                           1,332,985
            31,600  Gaylord Entertainment Co.(1)                       1,276,640
            81,369  Harrah's Entertainment, Inc.                       5,254,810
            32,986  Panera Bread Co.(1)                                1,864,699
            83,200  Royal Caribbean Cruises Ltd.                       3,718,208
            62,071  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    3,726,122
            76,000  Station Casinos Inc.                               5,133,800
            31,700  Wynn Resorts Ltd.(1)                               2,147,358
                                                                 ---------------
                                                                      26,769,662
                                                                 ---------------
HOUSEHOLD DURABLES - 3.9%
            52,566  Garmin Ltd.                                        2,434,857
            39,900  Jarden Corp.(1)                                    1,830,612
            22,848  KB Home                                            2,683,726
            82,100  Tempur-Pedic International Inc.(1)                 1,531,986
            27,500  Toll Brothers Inc.(1)                              2,168,375
                                                                 ---------------
                                                                      10,649,556
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
            25,200  Textron Inc.                                       1,880,424
                                                                 ---------------
INSURANCE - 0.5%
            36,000  HCC Insurance Holdings, Inc.                       1,301,760
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
            37,690  Websense Inc.(1)                                   2,027,722
                                                                 ---------------
IT SERVICES - 1.7%
            25,700  Global Payments Inc.                               1,657,393
           162,500  Titan Corp.(1)                                     2,951,000
                                                                 ---------------
                                                                       4,608,393
                                                                 ---------------
MACHINERY - 2.6%
            37,004  JLG Industries Inc.                                  797,436
            77,871  Joy Global Inc.                                    2,730,157
            16,700  Manitowoc Co.                                        674,513
            32,716  Oshkosh Truck Corp.                                2,682,385
                                                                 ---------------
                                                                       6,884,491
                                                                 ---------------
METALS & MINING - 0.8%
            73,902  AK Steel Holding Corp.(1)                            817,356
            14,100  Phelps Dodge Corp.                                 1,434,393
                                                                 ---------------
                                                                       2,251,749
                                                                 ---------------
OIL & GAS - 1.9%
            27,200  Forest Oil Corporation(1)                          1,101,600

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            18,600  Valero Energy Corp.                                1,362,822
            84,433  XTO Energy Inc.                                    2,772,780
                                                                 ---------------
                                                                       5,237,202
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
            68,600  Louisiana-Pacific Corp.                            1,724,604
                                                                 ---------------
PERSONAL PRODUCTS - 1.1%
            45,400  Alberto-Culver Company Cl B                        2,172,844
            18,663  Chattem, Inc.(1)                                     829,944
                                                                 ---------------
                                                                       3,002,788
                                                                 ---------------
PHARMACEUTICALS - 2.2%
            69,200  American Pharmaceutical
                    Partners Inc.(1)                                   3,580,408
            46,919  Barr Pharmaceuticals Inc.(1)                       2,291,055
                                                                 ---------------
                                                                       5,871,463
                                                                 ---------------
ROAD & RAIL - 1.7%
            64,500  Burlington Northern Santa Fe Corp.                 3,478,485
            28,400  J.B. Hunt Transport Services, Inc.                 1,243,068
                                                                 ---------------
                                                                       4,721,553
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
           162,252  LSI Logic Corp.(1)                                   906,989
            33,226  Sigmatel Inc.(1)                                   1,243,649
            60,486  Tessera Technologies Inc.(1)                       2,614,810
                                                                 ---------------
                                                                       4,765,448
                                                                 ---------------
SOFTWARE - 1.1%
           198,700  Compuware Corp.(1)                                 1,430,640
             3,982  MicroStrategy Inc.(1)                                216,103
            57,900  Serena Software, Inc.(1)                           1,375,704
                                                                 ---------------
                                                                       3,022,447
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
            54,300  Abercrombie & Fitch Co.                            3,108,132
            92,100  Bebe Stores Inc.                                   3,126,795
            64,400  Chico's FAS, Inc.(1)                               1,819,944
            47,500  Foot Locker, Inc.                                  1,391,750
            49,100  Michaels Stores, Inc.                              1,782,330
            47,200  Pacific Sunwear of California(1)                   1,320,656
             3,801  Too Inc.(1)                                           93,771
                                                                 ---------------
                                                                      12,643,378
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 7.3%
           124,800  America Movil SA de CV
                    Series L ADR                                       6,439,680

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           229,604  NII Holdings Inc. Cl B(1)                         13,202,230
                                                                 ---------------
                                                                      19,641,910
                                                                 ---------------
TOTAL COMMON STOCKS                                                  268,254,578
(Cost $226,155,408)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
        $1,400,000  FHLMC Discount Notes,
                    2.54%, 4/1/05(2)                                   1,400,000
                                                                 ---------------
(Cost $1,400,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                  269,654,578
                                                                 ---------------
(COST $227,555,408)
OTHER ASSETS AND LIABILITIES - 0.1%                                      197,385
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $269,851,963
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                      Settlement                         Unrealized
to Sell                        Date            Value              Loss
-----------------------------------------------------------------------------
76,243,750    JPY for USD      4/28/05         $  712,762         $(1,924)
4,648,125     MXN for USD      4/29/05            414,215          (4,779)
                                               ------------------------------
                                               $1,126,977         $(6,703)
                                               ==============================
(Value on Settlement Date $1,120,274)
*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $ 228,046,921
                                           =============
Gross tax appreciation of investments      $  43,986,683
Gross tax depreciation of investments        (2,379,026)
                                           -------------
Net tax appreciation of investments        $  41,607,657
                                           =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 1.0%
           147,469  Northrop Grumman Corp.                         $   7,960,377
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
            21,846  FedEx Corporation                                  2,052,432
            83,272  United Parcel Service, Inc. Cl B                   6,057,205
                                                                 ---------------
                                                                       8,109,637
                                                                 ---------------
AIRLINES - 0.1%
            20,400  Delta Air Lines Inc.(1)                               82,620
            69,277  Southwest Airlines Co.                               986,504
                                                                 ---------------
                                                                       1,069,124
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            81,885  Magna International Inc. Cl A                      5,478,107
                                                                 ---------------
AUTOMOBILES - 1.4%
           994,546  Ford Motor Company                                11,268,206
                                                                 ---------------
BEVERAGES - 0.6%
            60,417  Molson Coors Brewing Co.                           4,662,380
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
            16,432  Amgen Inc.(1)                                        956,507
           178,791  Applera Corporation-Applied
                    Biosystems Group                                   3,529,334
                                                                 ---------------
                                                                       4,485,841
                                                                 ---------------
CAPITAL MARKETS - 0.3%
            53,799  Edwards (A.G.), Inc.                               2,410,195
                                                                 ---------------
COMMERCIAL BANKS - 10.0%
           853,563  Bank of America Corp.                             37,642,128
            23,821  Comerica Inc.                                      1,312,061
            20,569  First Horizon National Corp.                         839,010
           727,689  National City Corp.                               24,377,582
           198,040  Wachovia Corp.                                    10,082,216
           126,775  Wells Fargo & Co.                                  7,581,145
                                                                 ---------------
                                                                      81,834,142
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
           326,018  Cendant Corporation                                6,696,409
            26,969  John H. Harland Company                              926,655
             2,688  R.R. Donnelley & Sons Company                         84,995
                                                                 ---------------
                                                                       7,708,059
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.2%
            10,734  Harris Corp.                                         350,465
           631,777  Motorola, Inc.                                     9,457,702
                                                                 ---------------
                                                                       9,808,167
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
           497,573  Hewlett-Packard Co.                               10,916,752
           277,567  International Business Machines Corp.             25,364,072
                                                                 ---------------
                                                                      36,280,824
                                                                 ---------------
CONSUMER FINANCE - 0.8%
            87,927  Capital One Financial Corp.                        6,574,302
                                                                 ---------------
CONTAINERS & PACKAGING(2)
             3,936  Silgan Holdings Inc.                                 255,761
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
            38,839  J.P. Morgan Chase & Co.                            1,343,829
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
           118,400  ALLTEL Corp.                                       6,494,240
           553,214  AT&T Corp.                                        10,372,762
            17,775  Sprint Corp.                                         404,381
           255,729  Verizon Communications                             9,078,380
                                                                 ---------------
                                                                      26,349,763
                                                                 ---------------
ELECTRIC UTILITIES - 3.9%
           250,457  American Electric Power                            8,530,565
            78,934  Exelon Corporation                                 3,622,281
           412,445  FirstEnergy Corp.                                 17,302,068
            49,076  FPL Group, Inc.                                    1,970,401
             6,051  Great Plains Energy Inc.                             185,040
                                                                 ---------------
                                                                      31,610,355
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
            32,512  Arrow Electronics, Inc.(1)                           824,179
           260,949  Ingram Micro Inc. Cl A(1)                          4,350,020
            36,326  Tech Data Corp.(1)                                 1,346,242
                                                                 ---------------
                                                                       6,520,441
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
           288,462  Albertson's Inc.                                   5,956,740
           349,646  Supervalu Inc.                                    11,660,694
                                                                 ---------------
                                                                      17,617,434
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

FOOD PRODUCTS - 1.6%
           128,682  Archer-Daniels-Midland Co.                         3,163,004
           167,768  Pilgrim's Pride Corp.                              5,992,672
            28,252  Sanderson Farms Inc.                               1,220,769
           146,635  Tyson Foods, Inc. Cl A                             2,445,872
                                                                 ---------------
                                                                      12,822,317
                                                                 ---------------
GAS UTILITIES - 0.8%
           171,561  NICOR Inc.                                         6,363,198
             4,101  UGI Corp.                                            186,267
                                                                 ---------------
                                                                       6,549,465
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
            93,819  Becton Dickinson & Co.                             5,480,906
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
           118,047  AmerisourceBergen Corp.                            6,762,913
            66,495  Cardinal Health, Inc.                              3,710,421
           180,142  CIGNA Corp.                                       16,086,680
            12,375  Kindred Healthcare Inc.(1)                           434,363
            67,296  McKesson Corp.                                     2,540,424
                                                                 ---------------
                                                                      29,534,801
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
           394,065  McDonald's Corporation                            12,271,184
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            46,000  American Greetings Cl A                            1,172,080
            41,237  Black & Decker Corporation                         3,257,311
           102,732  Newell Rubbermaid Inc.                             2,253,940
             1,609  NVR, Inc.(1)                                       1,263,065
             5,582  Stanley Works (The)                                  252,697
            11,647  Whirlpool Corp.                                      788,851
                                                                 ---------------
                                                                       8,987,944
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            71,662  Kimberly-Clark Corp.                               4,710,343
            61,544  Procter & Gamble Co. (The)                         3,261,832
                                                                 ---------------
                                                                       7,972,175
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.1%
            36,068  General Electric Co.                               1,300,612
           214,548  Tyco International Ltd.                            7,251,722
                                                                 ---------------
                                                                       8,552,334
                                                                 ---------------
INSURANCE - 4.5%
           105,023  Ace, Ltd.                                          4,334,299

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            73,447  AON Corp.                                          1,677,529
            95,221  Berkley (W.R.) Corp.                               4,722,962
           268,381  First American Financial
                    Corp. (The)                                        8,840,470
            85,826  Hartford Financial Services
                    Group Inc. (The)                                   5,884,231
            75,478  Lincoln National Corp.                             3,407,077
            41,789  Loews Corp.                                        3,073,163
            74,803  Protective Life Corporation                        2,939,758
            47,173  St. Paul Travelers Companies,
                    Inc. (The)                                         1,732,664
                                                                 ---------------
                                                                      36,612,153
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
           848,054  Earthlink Inc.(1)                                  7,632,486
           251,857  United Online, Inc.(1)                             2,636,943
                                                                 ---------------
                                                                      10,269,429
                                                                 ---------------
IT SERVICES - 1.6%
            16,936  Checkfree Corp.(1)                                   690,311
           199,714  Computer Sciences Corp.(1)                         9,156,887
           143,185  Sabre Holdings Corp.                               3,132,888
                                                                 ---------------
                                                                      12,980,086
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
           322,744  Eastman Kodak Co.                                 10,505,317
                                                                 ---------------
MACHINERY - 1.1%
           129,096  Cummins Inc.                                       9,081,904
                                                                 ---------------
MEDIA - 4.0%
           442,034  Disney (Walt) Co.                                 12,699,637
           155,793  Regal Entertainment Group                          3,276,327
           757,158  Time Warner Inc.(1)                               13,288,122
            86,379  Viacom, Inc. Cl B                                  3,008,581
                                                                 ---------------
                                                                      32,272,667
                                                                 ---------------
METALS & MINING - 1.6%
            94,805  Phelps Dodge Corp.                                 9,644,513
            60,080  United States Steel Corp.                          3,055,068
                                                                 ---------------
                                                                      12,699,581
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
            17,316  Constellation Energy Group Inc.                      895,237
            90,883  Duke Energy Corp.                                  2,545,633
            24,621  National Fuel Gas Co.                                703,914
                                                                 ---------------
                                                                       4,144,784
                                                                 ---------------
MULTILINE RETAIL - 2.2%
            40,522  Dillard's Inc.                                     1,090,042
           169,755  Federated Department Stores, Inc.                 10,803,208

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            43,212  Sears Holdings Corp.(1)                            5,754,542
                                                                 ---------------
                                                                      17,647,792
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            31,583  Xerox Corp.(1)                                       478,482
                                                                 ---------------
OIL & GAS - 9.3%
           660,606  ChevronTexaco Corp.                               38,519,936
           117,403  ConocoPhillips                                    12,660,740
           202,707  Exxon Mobil Corp.                                 12,081,337
            21,256  Marathon Oil Corp.                                   997,332
            46,785  Occidental Petroleum Corp.                         3,329,688
            87,021  Sunoco, Inc.                                       9,008,414
                                                                 ---------------
                                                                      76,597,447
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.3%
           130,614  Georgia-Pacific Corp.                              4,635,491
           337,343  Louisiana-Pacific Corp.                            8,480,803
            82,866  Weyerhaeuser Co.                                   5,676,321
                                                                 ---------------
                                                                      18,792,615
                                                                 ---------------
PHARMACEUTICALS - 9.8%
           454,409  Bristol-Myers Squibb Co.                          11,569,253
           430,999  Johnson & Johnson                                 28,945,894
            52,583  Kos Pharmaceuticals, Inc.(1)                       2,191,659
           586,085  Merck & Co., Inc.                                 18,971,572
           720,653  Pfizer, Inc.                                      18,931,554
                                                                 ---------------
                                                                      80,609,932
                                                                 ---------------
REAL ESTATE - 3.1%
           104,000  Apartment Investment and
                    Management Co.                                     3,868,800
           154,523  CBL & Associates Properties, Inc.                 11,049,940
            83,841  Colonial Properties Trust                          3,220,333
            73,706  Crescent Real Estate Equities Co.                  1,204,356
            15,742  General Growth Properties, Inc.                      536,802
            60,614  HRPT Properties Trust                                721,913
            16,038  Lexington Corporate Properties Trust                 351,874
            14,752  Plum Creek Timber Co. Inc.                           526,646
            78,901  Trizec Properties Inc.                             1,499,119
            28,189  Vornado Realty Trust                               1,952,652
                                                                 ---------------
                                                                      24,932,435
                                                                 ---------------
ROAD & RAIL - 0.6%
            27,756  Burlington Northern Santa Fe Corp.                 1,496,881
            15,300  CSX Corporation                                      637,245
            30,070  Norfolk Southern Corp.                             1,114,094
            19,579  Union Pacific Corp.                                1,364,656
                                                                 ---------------
                                                                       4,612,876
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
         1,111,330  Intel Corp.                                       25,816,196
             6,665  MEMC Electronic Materials Inc.(1)                     89,644
            41,265  OmniVision Technologies, Inc.(1)                     625,165
                                                                 ---------------
                                                                      26,531,005
                                                                 ---------------
SOFTWARE - 1.9%
           627,870  Microsoft Corporation                             15,175,618
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           103,689  Barnes & Noble Inc.(1)                             3,576,234
             3,156  Borders Group Inc.                                    84,013
           100,895  Charming Shoppes(1)                                  820,276
            36,306  GameStop Corp.(1)                                    809,624
            38,731  Limited Brands                                       941,163
            98,520  Rent-A-Center Inc.(1)                              2,690,581
             7,849  Sonic Automotive, Inc.                               178,251
                                                                 ---------------
                                                                       9,100,142
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.1%
           550,011  Countrywide Financial Corporation                 17,853,356
            19,820  Flagstar Bancorp Inc.                                387,481
           124,625  Fremont General Corp.                              2,740,504
           107,925  Washington Mutual, Inc.                            4,263,038
                                                                 ---------------
                                                                      25,244,379
                                                                 ---------------
TOBACCO - 1.8%
           142,717  Altria Group Inc.                                  9,332,264
            68,976  Reynolds American Inc.                             5,558,776
                                                                 ---------------
                                                                      14,891,040
                                                                 ---------------
TOTAL COMMON STOCKS                                                  806,697,754
(Cost $719,925,537)                                              ---------------

CONVERTIBLE PREFERRED STOCKS - 0.4%
AUTOMOBILES - 0.2%
            26,552  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32                           1,203,868
            31,630  General Motors Corp., Series B,
                    5.25%, 3/6/32                                        590,848
                                                                 ---------------
                                                                       1,794,716
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
            11,500  Xerox Corp., 6.25%, 7/1/06                         1,513,170
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                     3,307,886
(Cost $3,233,386)                                                ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.2%
        $1,700,000  FHLMC Discount Notes, 2.54%,
                    4/1/05(3)                                          1,700,000
                                                                 ---------------
(Cost $1,700,000)
TOTAL INVESTMENT SECURITIES - 99.9%                                  811,705,640
                                                                 ---------------
(COST $724,858,923)
OTHER ASSETS AND LIABILITIES - 0.1%                                      560,376
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 812,266,016
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.
(3) The rate indicated is the yield to maturity at purchase.

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005 the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $ 741,931,494
                                         =============
Gross tax appreciation of investments    $ 105,137,412
Gross tax depreciation of investments     (35,363,266)
                                         -------------
Net tax appreciation of investments      $  69,774,146
                                         =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.1%
AUSTRALIA - 5.0%
         1,285,970  Amcor Limited                                 $    7,116,051
           757,379  BHP Billiton Limited                              10,460,032
           261,550  Commonwealth Bank of Australia                     7,066,776
         1,871,400  Macquarie Infrastructure Group(1)                  5,206,721
           530,190  QBE Insurance Group Limited                        6,101,287
                                                                 ---------------
                                                                      35,950,867
                                                                 ---------------
AUSTRIA - 1.2%
           170,298  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      8,905,839
                                                                 ---------------
BELGIUM - 1.0%
            88,650  KBC Groupe                                         7,473,909
                                                                 ---------------
CANADA - 2.5%
            96,254  EnCana Corp.                                       6,795,289
           199,520  Shoppers Drug Mart Corporation                     6,654,514
           126,450  Thomson Corp.                                      4,239,382
                                                                 ---------------
                                                                      17,689,185
                                                                 ---------------
DENMARK - 0.7%
            92,210  Novo Nordisk A/S Cl B(1)                           5,133,026
                                                                 ---------------
FINLAND - 0.6%
           318,310  Stora Enso Oyj Cl R(1)                             4,467,870
                                                                 ---------------
FRANCE - 13.6%
            62,410  Accor SA                                           3,054,274
           265,355  Axa SA                                             7,067,419
           101,604  Credit Agricole SA(1)                              2,761,411
            62,840  Essilor International SA Cie
                    Generale D'Optique                                 4,540,491
            77,540  Groupe Danone                                      7,713,046
            76,270  Lafarge SA                                         7,384,075
            45,240  Pernod-Ricard SA(1)                                6,314,807
            33,300  Pinault-Printemps-Redoute                          3,560,662
            35,290  Sanofi Aventis                                     2,975,231
            87,010  Schneider SA(1)                                    6,816,905
            82,940  Societe Generale Cl A(1)                           8,615,675
            95,100  Total SA Cl B                                     22,247,411
            49,020  Vinci SA(1)                                        7,064,799
           225,550  Vivendi Universal SA(2)                            6,907,617
                                                                 ---------------
                                                                      97,023,823
                                                                 ---------------
GERMANY - 5.7%
            19,510  Adidas-Salomon AG(1)                               3,095,504
            86,560  BASF AG(1)                                         6,135,457
           114,070  Continental AG(1)                                  8,845,293

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

           204,370  Deutsche Telekom(1)(2)                             4,079,056
            60,670  E.On AG(1)                                         5,204,609
            53,230  Fresenius Medical Care AG                          4,308,347
            68,530  Metro AG                                           3,677,966
            21,330  Puma AG Rudolf Dassler Sport(1)                    5,339,030
                                                                 ---------------
                                                                      40,685,262
                                                                 ---------------
GREECE - 1.9%
           194,182  Alpha Bank A.E.                                    6,558,509
           184,150  Greek Organization of Football
                    Prognostics SA                                     5,365,248
            50,100  National Bank of Greece SA                         1,694,728
                                                                 ---------------
                                                                      13,618,485
                                                                 ---------------
HONG KONG - 0.6%
           777,000  CLP Holdings Ltd.                                  4,423,292
                                                                 ---------------
INDIA - 0.7%
           152,780  Tata Consultancy Services Ltd.                     5,011,345
                                                                 ---------------
IRELAND - 2.2%
           351,600  Anglo Irish Bank Corporation                       8,794,839
           445,350  Bank of Ireland                                    7,030,246
                                                                 ---------------
                                                                      15,825,085
                                                                 ---------------
ITALY - 2.2%
           338,990  ENI SpA                                            8,800,141
           557,490  Saipem SpA                                         7,066,391
                                                                 ---------------
                                                                      15,866,532
                                                                 ---------------
JAPAN - 21.8%
            24,400  Aeon Credit Service Co. Ltd.                       1,648,141
           422,000  Ajinomoto Co. Inc.(1)                              5,149,751
         1,376,000  Bank of Yokohama Ltd. (The)                        8,395,801
           236,300  Daikin Industries Ltd.                             5,952,419
           262,800  Denso Corporation                                  6,546,401
             1,270  East Japan Railway Company                         6,824,836
           151,800  Eisai Co. Ltd.(1)                                  5,155,124
           198,600  Fuji Photo Film Co. Ltd.                           7,263,256
           107,100  Honda Motor Co., Ltd.                              5,365,741
            55,300  Hoya Corp.                                         6,087,979
           124,000  Kao Corp.(1)                                       2,851,705
               820  KDDI Corp.                                         4,062,322
           896,000  Komatsu Ltd.(1)                                    6,737,659
           478,000  Matsushita Electric Industrial
                    Co., Ltd.(1)                                       7,046,136
               870  Mitsubishi Tokyo Financial
                    Group, Inc.                                        7,548,631
            18,700  Nintendo Co., Ltd.                                 2,041,237
           275,200  Omron Corp.                                        6,008,005

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            51,300  ORIX Corporation                                   6,542,623
           970,000  Osaka Gas Co. Ltd.                                 2,986,425
           141,000  Seven - Eleven Japan Co., Ltd.                     4,130,615
           111,500  Shin-Etsu Chemical Co., Ltd.                       4,223,445
           473,000  Sumitomo Metal Mining Co. Ltd.(1)                  3,561,235
               470  Sumitomo Mitsui Financial
                    Group Inc.(1)                                      3,183,468
           939,000  Taisei Corp.                                       3,521,743
            91,700  Takefuji Corp.                                     6,176,928
         1,258,000  Toray Industries Inc.                              5,645,362
           329,000  Toto Ltd.(1)                                       2,823,903
           114,500  Toyota Motor Corp.                                 4,262,303
           133,700  Yamada Denki Co Ltd.(1)                            7,010,254
           212,300  Yamanouchi Pharmaceutical(1)                       7,189,896
                                                                 ---------------
                                                                     155,943,344
                                                                 ---------------
LUXEMBURG - 0.5%
           144,530  Arcelor                                            3,302,418
                                                                 ---------------
MEXICO - 1.0%
           135,550  America Movil SA de CV
                    Series L ADR                                       6,994,380
                                                                 ---------------
MULTI-NATIONAL - 1.0%
            45,350  iShares MSCI EAFE Index Fund(1)                    7,203,848
                                                                 ---------------
NETHERLANDS - 2.6%
           355,250  ING Groep N.V.                                    10,727,827
           200,160  Royal Numico N.V.(2)                               8,187,212
                                                                 ---------------
                                                                      18,915,039
                                                                 ---------------
NORWAY - 1.5%
           515,330  DnB NOR ASA                                        5,264,609
           574,460  Telenor ASA                                        5,166,252
                                                                 ---------------
                                                                      10,430,861
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
         7,697,000  CNOOC Ltd.                                         4,144,884
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
           106,356  Mobile TeleSystems ADR(1)                          3,742,668
                                                                 ---------------
SPAIN - 2.3%
           326,037  Cintra Concesiones de
                    Infraestructuras de Transporte SA(2)               3,507,250
           102,840  Grupo Ferrovial SA(1)                              5,823,256
           388,910  Telefonica SA                                      6,774,389
                                                                 ---------------
                                                                      16,104,895
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                  VALUE
--------------------------------------------------------------------------------

SWEDEN - 1.1%
            37,350  Autoliv, Inc. SDR(1)                               1,782,444
           144,490  Volvo AB Cl B(1)                                   6,384,684
                                                                 ---------------
                                                                       8,167,128
                                                                 ---------------
SWITZERLAND - 5.5%
           157,320  Compagnie Financiere
                    Richemont AG Cl A                                  4,937,618
           329,020  Novartis AG                                       15,345,466
            67,266  Roche Holding AG(1)                                7,207,875
            28,430  Synthes, Inc.                                      3,160,473
            99,706  UBS AG(1)                                          8,417,173
                                                                 ---------------
                                                                      39,068,605
                                                                 ---------------
UNITED KINGDOM - 19.8%
           212,020  AstraZeneca plc                                    8,355,656
           625,810  BAA plc                                            6,898,787
           612,050  BG Group plc                                       4,755,347
           151,520  Boots Group plc                                    1,784,826
         1,867,970  BP plc                                            19,356,907
           505,210  Diageo plc                                         7,120,331
           772,780  GlaxoSmithKline plc                               17,709,492
            90,850  HSBC Holdings plc                                  1,436,613
         2,285,670  Legal & General Group plc                          4,890,364
           109,760  Man Group plc                                      2,849,182
           223,920  Next plc                                           6,734,810
           353,802  Reckitt Benckiser plc                             11,242,831
           332,599  Royal Bank of Scotland Group plc                  10,581,628
           714,860  Smith & Nephew plc                                 6,718,983
         1,861,620  Tesco plc                                         11,131,513
         5,768,700  Vodafone Group plc                                15,312,415
           240,730  Wolseley plc                                       5,039,175
                                                                 ---------------
                                                                     141,918,860
                                                                 ---------------
TOTAL COMMON STOCKS                                                  688,011,450
(Cost $572,344,586)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
       $22,500,000  FHLB Discount Notes, 2.40%,
                    4/1/05(3)                                         22,500,000
                                                                 ---------------
(Cost $22,500,000)

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(4) - 19.2%
Repurchase Agreement, Barclays Bank plc.,
(collateralized by various U.S. Government
Agency obligations), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $37,512,411)                               37,509,441

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.875%, dated 3/31/05, due 4/1/05
(Delivery value $100,007,986)                                        100,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                     137,509,441
(Cost $137,509,441)                                              ---------------
TOTAL INVESTMENT SECURITIES - 118.4%                                 848,020,891
                                                                 ---------------
(COST $732,354,027)
OTHER ASSETS AND LIABILITIES - (18.4)%                             (131,970,794)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  716,050,097
                                                                 ===============

MARKET SECTOR
DIVERSIFICATION
Financials                                  21.6%
Consumer Discretionary                      12.8%
Health Care                                 12.3%
Consumer Staples                            10.6%
Energy                                      10.2%
Industrials                                 10.1%
Materials                                    7.3%
Telecommunication Services                   6.4%
Information Technology                       2.0%
Utilities                                    1.8%
Diversified                                  1.0%
Cash and Equivalents*                        3.9%
* Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
EAFE = Europe, Australia, and Far East
MSCI = Morgan Stanley Capital International
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of March 31, 2005. The aggregate value of securities on loan at March 31, 2005, was $131,490,895.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

FEDERAL TAX INFORMATION

1. As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments          $ 734,014,457
                                         =============
Gross tax appreciation of investments    $ 122,933,157
Gross tax depreciation of investments      (8,926,723)
                                         -------------
Net tax appreciation of investments      $ 114,006,434
                                         =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.1%
AEROSPACE & DEFENSE - 0.8%
                80  Boeing Co.                                       $     4,677
               160  Northrop Grumman Corp.                                 8,637
                                                                 ---------------
                                                                          13,314
                                                                 ---------------
AUTO COMPONENTS - 0.6%
               220  Lear Corporation                                       9,759
                                                                 ---------------
AUTOMOBILES - 1.3%
               310  General Motors Corp.                                   9,111
               180  Toyota Motor Corp. ADR                                13,388
                                                                 ---------------
                                                                          22,499
                                                                 ---------------
BEVERAGES - 2.2%
               390  Coca-Cola Company (The)                               16,251
               130  Molson Coors Brewing Co.                              10,032
               450  Pepsi Bottling Group Inc.                             12,533
                                                                 ---------------
                                                                          38,816
                                                                 ---------------
CAPITAL MARKETS - 3.5%
               440  Bank of New York Co., Inc. (The)                      12,782
               420  Merrill Lynch & Co., Inc.                             23,772
               430  Morgan Stanley                                        24,618
                                                                 ---------------
                                                                          61,172
                                                                 ---------------
CHEMICALS - 1.2%
               290  PPG Industries, Inc.                                  20,741
                                                                 ---------------
COMMERCIAL BANKS - 9.5%
             1,280  Bank of America Corp.                                 56,448
               260  National City Corp.                                    8,710
               340  PNC Financial Services Group                          17,503
               760  U.S. Bancorp                                          21,903
               510  Wachovia Corp.                                        25,964
               620  Wells Fargo & Co.                                     37,076
                                                                 ---------------
                                                                         167,604
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
               350  R.R. Donnelley & Sons Company                         11,067
               390  Waste Management, Inc.                                11,252
                                                                 ---------------
                                                                          22,319
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 3.2%
             1,680  Hewlett-Packard Co.                                   36,859
               210  International Business Machines Corp.                 19,190
                                                                 ---------------
                                                                          56,049
                                                                 ---------------
DIVERSIFIED - 3.0%
               450  Standard and Poor's 500
                    Depositary Receipt                                    53,100
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.2%
             1,670  Citigroup Inc.                                        75,049
               990  J.P. Morgan Chase & Co.                               34,254
                                                                 ---------------
                                                                         109,303
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
               250  ALLTEL Corp.                                          13,713
               210  AT&T Corp.                                             3,938
               680  BellSouth Corp.                                       17,877
               950  SBC Communications Inc.                               22,505
               580  Sprint Corp.                                          13,195
               300  Verizon Communications                                10,650
                                                                 ---------------
                                                                          81,878
                                                                 ---------------
ELECTRIC UTILITIES - 2.5%
               530  Exelon Corporation                                    24,321
               350  PPL Corporation                                       18,897
                                                                 ---------------
                                                                          43,218
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
               240  CVS Corp.                                             12,629
               900  Kroger Co. (The)(1)                                   14,427
                                                                 ---------------
                                                                          27,056
                                                                 ---------------
FOOD PRODUCTS - 2.4%
               390  H.J. Heinz Company                                    14,368
               500  Sara Lee Corp.                                        11,080
               240  Unilever N.V. New York Shares                         16,420
                                                                 ---------------
                                                                          41,868
                                                                 ---------------
GAS UTILITIES - 0.6%
               480  NiSource Inc.                                         10,939
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
               430  Baxter International, Inc.                            14,611
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 1.4%
               120  CIGNA Corp.                                           10,716
               270  HCA Inc.                                              14,464
                                                                 ---------------
                                                                          25,180
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
               760  McDonald's Corporation                                23,666
                                                                 ---------------
HOUSEHOLD DURABLES - 1.3%
               550  Newell Rubbermaid Inc.                                12,067
               150  Whirlpool Corp.                                       10,160
                                                                 ---------------
                                                                          22,227
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
               560  General Electric Co.                                  20,194
               520  Tyco International Ltd.                               17,576
                                                                 ---------------
                                                                          37,770
                                                                 ---------------
INSURANCE - 5.7%
               460  Allstate Corp.                                        24,868
               320  American International Group, Inc.                    17,731
               290  Hartford Financial Services Group
                    Inc. (The)                                            19,882
               280  Loews Corp.                                           20,591
               150  Marsh & McLennan Companies, Inc.                       4,563
               250  Torchmark Corp.                                       13,050
                                                                 ---------------
                                                                         100,685
                                                                 ---------------
IT SERVICES - 1.4%
               300  Computer Sciences Corp.(1)                            13,755
               270  Fiserv, Inc.(1)                                       10,746
                                                                 ---------------
                                                                          24,501
                                                                 ---------------
MACHINERY - 2.6%
               140  Deere & Co.                                            9,398
               310  Dover Corp.                                           11,715
               180  Ingersoll-Rand Company                                14,337
               180  Parker-Hannifin Corp.                                 10,966
                                                                 ---------------
                                                                          46,416
                                                                 ---------------
MEDIA - 2.8%
               260  Gannett Co., Inc.                                     20,561

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             1,660  Time Warner Inc.(1)                                   29,133
                                                                 ---------------
                                                                          49,694
                                                                 ---------------
METALS & MINING - 1.0%
               430  Alcoa Inc.                                            13,068
                90  Nucor Corp.                                            5,180
                                                                 ---------------
                                                                          18,248
                                                                 ---------------
MULTILINE RETAIL - 1.9%
               500  Dollar General Corp.                                  10,955
               590  May Department Stores Co. (The)                       21,842
                                                                 ---------------
                                                                          32,797
                                                                 ---------------
OFFICE ELECTRONICS - 0.5%
               570  Xerox Corp.(1)                                         8,636
                                                                 ---------------
OIL & GAS - 10.4%
               550  ChevronTexaco Corp.                                   32,071
               290  ConocoPhillips                                        31,274
             1,260  Exxon Mobil Corp.                                     75,095
               740  Royal Dutch Petroleum Co.
                    New York Shares                                       44,429
                                                                 ---------------
                                                                         182,869
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
               360  Weyerhaeuser Co.                                      24,660
                                                                 ---------------
PHARMACEUTICALS - 4.1%
               450  Abbott Laboratories                                   20,979
               490  Bristol-Myers Squibb Co.                              12,475
               310  Johnson & Johnson                                     20,820
               220  Merck & Co., Inc.                                      7,121
               260  Wyeth                                                 10,967
                                                                 ---------------
                                                                          72,362
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
               510  Intel Corp.                                           11,847
                                                                 ---------------
SOFTWARE - 1.6%
             1,130  Microsoft Corporation                                 27,312
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
               190  Advance Auto Parts, Inc.(1)                            9,586

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

               430  Gap, Inc. (The)                                        9,391
                                                                 ---------------
                                                                          18,977
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
               270  Liz Claiborne, Inc.                                   10,835
               230  Reebok International Ltd.                             10,189
               200  VF Corp.                                              11,828
                                                                 ---------------
                                                                          32,852
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.1%
               920  Freddie Mac                                           58,144
               150  MGIC Investment Corp.                                  9,251
               570  Washington Mutual, Inc.                               22,515
                                                                 ---------------
                                                                          89,910
                                                                 ---------------
TOBACCO - 1.4%
               380  Altria Group Inc.                                     24,848
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 95.1%                                    1,669,703
                                                                 ---------------
(COST $1,618,509)
OTHER ASSETS AND LIABILITIES - 4.9%                                       85,727
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $ 1,755,430
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
MGIC = Mortgage Guaranty Insurance Corporation
(1) Non-income producing.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $1,618,765
                                          ==========
Gross tax appreciation of investments     $   88,101
Gross tax depreciation of investments       (37,163)
                                          ----------
Net tax appreciation of investments       $   50,938
                                          ==========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 2.6%
               396  Honeywell International Inc.                     $    14,735
               316  Northrop Grumman Corp.                                17,058
                                                                 ---------------
                                                                          31,793
                                                                 ---------------
AUTO COMPONENTS - 2.7%
             1,520  Cooper Tire & Rubber                                  27,907
               232  TRW Automotive Holdings Corp.(1)                       4,508
                                                                 ---------------
                                                                          32,415
                                                                 ---------------
AUTOMOBILES - 0.6%
               223  Winnebago Industries                                   7,047
                                                                 ---------------
BEVERAGES - 2.4%
               226  Anheuser-Busch Companies, Inc.                        10,711
               487  Coca-Cola Enterprises                                  9,993
               304  Pepsi Bottling Group Inc.                              8,466
                                                                 ---------------
                                                                          29,170
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
               204  Masco Corp.                                            7,073
                                                                 ---------------
CAPITAL MARKETS - 1.1%
               229  Merrill Lynch & Co., Inc.                             12,961
                                                                 ---------------
CHEMICALS - 2.7%
               336  Ecolab Inc.                                           11,105
               785  Ferro Corp.                                           14,773
               105  Minerals Technologies Inc.                             6,907
                                                                 ---------------
                                                                          32,785
                                                                 ---------------
COMMERCIAL BANKS - 5.8%
             1,123  BancorpSouth Inc.                                     23,179
               399  Commerce Bancshares, Inc.                             19,232
               394  SunTrust Banks, Inc.                                  28,395
                                                                 ---------------
                                                                          70,806
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.9%
               487  Aramark Corp. Cl B                                    12,798
             1,610  Republic Services, Inc. Cl A                          53,903
               195  Waste Connections, Inc.(1)                             6,776
               375  Waste Management, Inc.                                10,819
                                                                 ---------------
                                                                          84,296
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
-------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 0.9%
               109  Martin Marietta Materials, Inc.                        6,095
                84  Vulcan Materials Co.                                   4,774
                                                                 ---------------
                                                                          10,869
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
               142  AptarGroup, Inc.                                       7,381
               515  Bemis Co.                                             16,027
                                                                 ---------------
                                                                          23,408
                                                                 ---------------
DIVERSIFIED - 1.7%
               157  iShares S&P MidCap 400
                    Index Fund                                            20,642
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.6%
             1,079  Commonwealth Telephone
                    Enterprise Inc.(1)                                    50,863
               347  Iowa Telecommunications
                    Services Inc.                                          6,767
               716  Valor Communications Group, Inc.                      10,361
                                                                 ---------------
                                                                          67,991
                                                                 ---------------
ELECTRIC UTILITIES - 5.3%
               215  FPL Group, Inc.                                        8,632
               822  IDACORP, Inc.                                         23,320
               344  Northeast Utilities                                    6,629
               680  Westar Energy Inc.                                    14,715
               315  Wisconsin Energy Corp.                                11,183
                                                                 ---------------
                                                                          64,479
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
               189  Emerson Electric Co.                                  12,272
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
               689  AVX Corporation                                        8,440
               448  Littelfuse, Inc.(1)                                   12,836
               566  Vishay Intertechnology, Inc.(1)                        7,035
                                                                 ---------------
                                                                          28,311
                                                                 ---------------
FOOD PRODUCTS - 5.0%
               242  Campbell Soup Company                                  7,023
               354  H.J. Heinz Company                                    13,041
               224  Kellogg Co.                                            9,692
               528  Kraft Foods Inc. Cl A                                 17,451
               195  Unilever N.V. New York Shares                         13,342
                                                                 ---------------
                                                                          60,549
                                                                 ---------------
GAS UTILITIES - 2.5%
               694  Cascade Natural Gas Corp.                             13,852

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
-------------------------------------------------------------------------------

               553  WGL Holdings Inc.                                     17,121
                                                                 ---------------
                                                                          30,973
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
               827  National Dentex Corp.(1)                              16,291
               242  Steris Corp.(1)                                        6,111
               176  Symmetry Medical Inc.(1)                               3,348
                                                                 ---------------
                                                                          25,750
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.6%
               257  Apria Healthcare Group Inc.(1)                         8,250
               207  Universal Health Services, Inc. Cl B                  10,847
                                                                 ---------------
                                                                          19,097
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
               142  Bob Evans Farms, Inc.                                  3,330
               309  Brinker International, Inc.(1)                        11,192
               138  Outback Steakhouse, Inc.                               6,319
               476  Speedway Motorsports Inc.                             16,993
                                                                 ---------------
                                                                          37,834
                                                                 ---------------
HOUSEHOLD DURABLES - 2.8%
               258  Hunter Douglas N.V. ORD                               13,001
               215  Snap-on Incorporated                                   6,835
               217  Whirlpool Corp.                                       14,697
                                                                 ---------------
                                                                          34,533
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
               353  Kimberly-Clark Corp.                                  23,203
                                                                 ---------------
INSURANCE - 7.9%
               385  Aspen Insurance Holdings Ltd.                          9,706
               139  Chubb Corp.                                           11,019
               515  CNA Surety Corp.(1)                                    7,004
                99  Hartford Financial Services
                    Group Inc. (The)                                       6,787
               387  Horace Mann Educators Corp.                            6,865
               317  Jefferson-Pilot Corp.                                 15,549
               773  Marsh & McLennan Companies, Inc.                      23,516
               183  MetLife, Inc.                                          7,155
               329  Platinum Underwriters Holdings                         9,771
                                                                 ---------------
                                                                          97,372
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
               687  FTD Group, Inc.(1)                                     8,326
                                                                 ---------------
IT SERVICES - 2.6%
               528  Accenture Ltd. Cl A(1)                                12,751

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
-------------------------------------------------------------------------------

               410  DST Systems, Inc.(1)                                  18,934
                                                                 ---------------
                                                                          31,685
                                                                 ---------------
MACHINERY - 1.3%
               417  Dover Corp.                                           15,758
                                                                 ---------------
MEDIA - 4.7%
               183  Dow Jones & Co. Inc.                                   6,839
             1,398  Journal Communications Inc.                           23,137
               569  New York Times Co. (The) Cl A                         20,814
               338  Westwood One, Inc.(1)                                  6,878
                                                                 ---------------
                                                                          57,668
                                                                 ---------------
MULTILINE RETAIL - 0.3%
               161  Dollar General Corp.                                   3,528
                                                                 ---------------
OIL & GAS - 2.9%
               127  ConocoPhillips                                        13,696
               344  Unocal Corp.                                          21,221
                                                                 ---------------
                                                                          34,917
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.0%
               363  Neenah Paper Inc.                                     12,204
                                                                 ---------------
PHARMACEUTICALS - 1.9%
               378  Schering-Plough Corp.                                  6,861
               513  Watson Pharmaceuticals, Inc.(1)                       15,764
                                                                 ---------------
                                                                          22,625
                                                                 ---------------
REAL ESTATE - 2.0%
             1,020  Education Realty Trust, Inc.(1)                       16,962
               202  Sun Communities, Inc.                                  7,232
                                                                 ---------------
                                                                          24,194
                                                                 ---------------
ROAD & RAIL - 1.8%
               309  Union Pacific Corp.                                   21,537
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
               262  Teradyne, Inc.(1)                                      3,825
                                                                 ---------------
SOFTWARE - 1.8%
               299  Reynolds & Reynolds Co. Cl A                           8,091
               798  Synopsys, Inc.(1)                                     14,444
                                                                 ---------------
                                                                          22,535
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
-------------------------------------------------------------------------------

SPECIALTY RETAIL - 0.8%
               452  Gap, Inc. (The)                                        9,872
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
               369  Jones Apparel Group, Inc.                             12,358
               556  Kellwood Co.                                          16,007
                                                                 ---------------
                                                                          28,365
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.2%
               246  Freddie Mac                                           15,547
               178  MGIC Investment Corp.                                 10,977
                                                                 ---------------
                                                                          26,524
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
               199  Interline Brands Inc.(1)                               3,803
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 97.9%                                    1,192,995
                                                                 ---------------
(COST $1,169,141)
OTHER ASSETS AND LIABILITIES - 2.1%                                       26,085
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $ 1,219,080
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                 Settlement                        Unrealized
to Sell                   Date              Value           Loss
----------------------------------------------------------------------
8,224 Euro for USD        4/29/05           $10,664         $(42)
6,258 Euro for USD        4/29/05             8,115          (33)
4,353 Euro for USD        4/29/05             5,645          (18)
                                            --------------------------
                                            $24,424         $(93)
                                            ==========================
(Value on Settlement Date $24,331)
*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
MGIC = Mortgage Guaranty Insurance Corp.
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,173,307
                                           ==========
Gross tax appreciation of investments      $   40,716
Gross tax depreciation of investments        (21,028)
                                           ----------
Net tax appreciation of investments        $   19,688
                                           ==========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 93.0%
AEROSPACE & DEFENSE - 1.0%
            10,398  General Dynamics Corp.                         $   1,113,106
             9,060  United Technologies Corp.                            921,040
                                                                 ---------------
                                                                       2,034,146
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.3%
             6,368  C.H. Robinson Worldwide, Inc.                        328,143
            16,013  Expeditors International of
                    Washington, Inc.                                     857,496
            17,987  FedEx Corporation                                  1,689,879
            23,572  United Parcel Service, Inc. Cl B                   1,714,627
                                                                 ---------------
                                                                       4,590,145
                                                                 ---------------
AUTOMOBILES - 1.2%
            40,211  Harley-Davidson, Inc.                              2,322,587
                                                                 ---------------
BEVERAGES - 2.3%
            27,571  Anheuser-Busch Companies, Inc.                     1,306,590
            20,112  Coca-Cola Company (The)                              838,067
            46,155  PepsiCo, Inc.                                      2,447,599
                                                                 ---------------
                                                                       4,592,256
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
            31,047  Amgen Inc.(1)                                      1,807,246
            26,786  Genentech, Inc.(1)                                 1,516,355
                                                                 ---------------
                                                                       3,323,601
                                                                 ---------------
CAPITAL MARKETS - 2.1%
            16,142  Goldman Sachs Group, Inc. (The)                    1,775,459
            12,809  Legg Mason, Inc.                                   1,000,895
            23,642  T. Rowe Price Group Inc.                           1,403,862
                                                                 ---------------
                                                                       4,180,216
                                                                 ---------------
CHEMICALS - 0.4%
            13,240  Monsanto Co.                                         853,980
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
            28,692  Wells Fargo & Co.                                  1,715,782
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
            44,778  Apollo Group Inc. Cl A(1)                          3,316,259
            18,980  Monster Worldwide Inc.(1)                            532,389
                                                                 ---------------
                                                                       3,848,648
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.4%
            88,404  Cisco Systems Inc.(1)                              1,581,548

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            32,856  QUALCOMM Inc.                                      1,204,172
                                                                 ---------------
                                                                       2,785,720
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
            10,070  Apple Computer, Inc.(1)                              419,617
           113,203  Dell Inc.(1)                                       4,349,259
                                                                 ---------------
                                                                       4,768,876
                                                                 ---------------
CONSUMER FINANCE - 2.5%
            20,317  American Express Co.                               1,043,684
            30,805  MBNA Corporation                                     756,263
            64,080  SLM Corporation                                    3,193,747
                                                                 ---------------
                                                                       4,993,694
                                                                 ---------------
DIVERSIFIED - 1.0%
             3,260  iShares FTSE/Xinhua China 25
                    Index Fund(1)                                        177,996
            15,721  Standard and Poor's 500
                    Depositary Receipt                                 1,855,078
                                                                 ---------------
                                                                       2,033,074
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
             5,400  Chicago Mercantile Exchange
                    Holdings Inc.                                      1,047,762
            38,692  Citigroup Inc.                                     1,738,819
            17,331  McGraw-Hill Companies, Inc. (The)                  1,512,130
            15,598  Moody's Corp.                                      1,261,254
                                                                 ---------------
                                                                       5,559,965
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.5%
             7,970  Costco Wholesale Corporation                         352,115
            39,330  Sysco Corp.                                        1,408,014
            86,679  Wal-Mart Stores, Inc.                              4,343,484
            38,952  Walgreen Co.                                       1,730,248
             9,770  Whole Foods Market, Inc.                             997,810
                                                                 ---------------
                                                                       8,831,671
                                                                 ---------------
FOOD PRODUCTS - 0.2%
             5,126  Wrigley (Wm.) Jr. Company                            336,112
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
            12,653  Biomet Inc.                                          459,304
            75,803  Boston Scientific Corp.(1)                         2,220,269
             8,440  Guidant Corp.                                        623,716
             9,306  Inamed Corp.(1)                                      650,303
            82,065  Medtronic, Inc.                                    4,181,211
            24,472  St. Jude Medical, Inc.(1)                            880,992
            21,760  Stryker Corp.                                        970,714
            25,752  Varian Medical Systems, Inc.(1)                      882,779

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            19,355  Zimmer Holdings Inc.(1)                            1,506,013
                                                                 ---------------
                                                                      12,375,301
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
            49,057  UnitedHealth Group Incorporated                    4,679,057
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.2%
            31,880  Applebee's International Inc.                        878,613
             9,661  Brinker International, Inc.(1)                       349,921
            46,629  Carnival Corporation                               2,415,848
            35,600  Cheesecake Factory Inc.(1)                         1,262,020
           108,031  International Game Technology                      2,880,107
            17,919  PF Chang's China Bistro, Inc.(1)                   1,071,556
            25,322  Starbucks Corporation(1)                           1,308,135
                                                                 ---------------
                                                                      10,166,200
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            35,426  D.R. Horton, Inc.                                  1,035,856
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.5%
            10,595  Colgate-Palmolive Co.                                552,741
            44,070  Procter & Gamble Co. (The)                         2,335,710
                                                                 ---------------
                                                                       2,888,451
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.8%
            12,300  3M Co.                                             1,053,987
            51,233  General Electric Co.                               1,847,462
            78,690  Tyco International Ltd.                            2,659,722
                                                                 ---------------
                                                                       5,561,171
                                                                 ---------------
INSURANCE - 4.8%
            35,979  Aflac Inc.                                         1,340,578
            12,516  Ambac Financial Group, Inc.                          935,571
            35,295  American International Group, Inc.                 1,955,696
             1,360  Berkshire Hathaway Inc. Cl B(1)                    3,884,160
             5,900  Fidelity National Financial, Inc.                    194,346
            13,420  Progressive Corp.                                  1,231,419
                                                                 ---------------
                                                                       9,541,770
                                                                 ---------------
INTERNET & CATALOG RETAIL - 3.3%
            81,239  Amazon.com, Inc.(1)                                2,784,061
            82,578  eBay Inc.(1)                                       3,076,856
            28,620  IAC/InterActiveCorp(1)                               637,367
                                                                 ---------------
                                                                       6,498,284
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES - 2.5%
            26,516  Digital River Inc.(1)                                826,239
             2,710  Google Inc. Cl A(1)                                  489,182
            39,517  VeriSign, Inc.(1)                                  1,134,138
            70,440  Yahoo! Inc.(1)                                     2,387,916
                                                                 ---------------
                                                                       4,837,475
                                                                 ---------------
IT SERVICES - 5.5%
            74,661  Accenture Ltd. Cl A(1)                             1,803,063
            51,602  Checkfree Corp.(1)                                 2,103,298
            19,672  Cognizant Technology Solutions
                    Corporation(1)                                       908,846
            81,950  First Data Corp.                                   3,221,455
            18,160  Iron Mountain Incorporated(1)                        523,734
            66,012  Paychex, Inc.                                      2,166,514
                                                                 ---------------
                                                                      10,726,910
                                                                 ---------------
MACHINERY - 0.3%
            12,860  Danaher Corp.                                        686,853
                                                                 ---------------
MEDIA - 0.5%
            36,857  Univision Communications Inc.
                    Cl A(1)                                            1,020,570
                                                                 ---------------
MULTILINE RETAIL - 1.5%
             3,575  Family Dollar Stores, Inc.                           108,537
            20,493  Kohl's Corp.(1)                                    1,058,054
            33,854  Target Corporation                                 1,693,377
                                                                 ---------------
                                                                       2,859,968
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
            11,400  Zebra Technologies Corp. Cl A(1)                     541,386
                                                                 ---------------
OIL & GAS - 4.1%
             8,170  Anadarko Petroleum Corp.                             621,737
            30,016  Apache Corp.                                       1,837,880
            16,212  Burlington Resources, Inc.                           811,735
            14,000  ChevronTexaco Corp.                                  816,340
            49,300  Exxon Mobil Corp.                                  2,938,280
             4,160  Kinder Morgan, Inc.                                  314,912
             8,900  Occidental Petroleum Corp.                           633,413
                                                                 ---------------
                                                                       7,974,297
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
             9,769  Alberto-Culver Company Cl B                          467,544
            36,448  Avon Products, Inc.                                1,565,077
            10,600  Estee Lauder Companies, Inc. Cl A                    476,788
                                                                 ---------------
                                                                       2,509,409
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 5.0%
            19,535  American Pharmaceutical
                    Partners Inc.(1)                                   1,010,741
            18,446  Eli Lilly and Company                                961,037
            41,696  Johnson & Johnson                                  2,800,303
            53,344  Pfizer, Inc.                                       1,401,347
            13,070  Schering-Plough Corp.                                237,221
           110,884  Teva Pharmaceutical Industries
                    Ltd. ADR                                           3,437,403
                                                                 ---------------
                                                                       9,848,052
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
            10,274  Analog Devices, Inc.                                 371,302
            30,250  Applied Materials, Inc.(1)                           491,563
           356,820  ARM Holdings plc ORD                                 709,514
            84,820  Intel Corp.                                        1,970,368
            14,684  KLA-Tencor Corp.(1)                                  675,611
            41,799  Maxim Integrated Products, Inc.                    1,708,325
            51,121  Microchip Technology Inc.                          1,329,657
            41,665  Xilinx, Inc.                                       1,217,868
                                                                 ---------------
                                                                       8,474,208
                                                                 ---------------
SOFTWARE - 4.9%
             8,712  Adobe Systems Inc.                                   585,185
            53,408  Electronic Arts Inc.(1)                            2,765,467
            22,654  Intuit Inc.(1)                                       991,566
           109,695  Microsoft Corporation                              2,651,328
            12,915  NAVTEQ Corp.(1)                                      559,865
            44,705  Oracle Corp.(1)                                      557,918
            52,786  Symantec Corp.(1)                                  1,125,925
            16,365  Veritas Software Corp.(1)                            379,995
                                                                 ---------------
                                                                       9,617,249
                                                                 ---------------
SPECIALTY RETAIL - 6.1%
            52,908  Bed Bath & Beyond Inc.(1)                          1,933,258
            36,860  Carmax, Inc.(1)                                    1,161,090
            40,616  Chico's FAS, Inc.(1)                               1,147,808
            42,921  Home Depot, Inc.                                   1,641,299
            50,552  Lowe's Companies, Inc.                             2,886,014
            31,512  Michaels Stores, Inc.                              1,143,886
            42,715  PETsMART, Inc.                                     1,228,056
            22,185  Weight Watchers International Inc.(1)                953,511
                                                                 ---------------
                                                                      12,094,922
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            13,538  Coach Inc.(1)                                        766,657
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            24,160  Golden West Financial Corp.                        1,461,680
                                                                 ---------------
TOTAL COMMON STOCKS                                                  182,936,199
(Cost $161,043,391)                                              ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.5%
        $4,900,000  FHLMC Discount Notes, 2.54%,
                    4/1/05(2)                                          4,900,000
                                                                 ---------------
(Cost $4,900,000)
TOTAL INVESTMENT SECURITIES - 95.5%                                  187,836,199
                                                                 ---------------
(COST $165,943,391)
OTHER ASSETS AND LIABILITIES - 4.5%                                    8,905,278
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 196,741,477
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
FTSE = Financial Times Stock Exchange
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $168,915,813
                                           ============
Gross tax appreciation of investments      $ 22,616,304
Gross tax depreciation of investments       (3,695,918)
                                           ------------
Net tax appreciation of investments        $ 18,920,386
                                           ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 2.9%
         1,261,300  Honeywell International Inc.                 $    46,932,974
           602,368  Northrop Grumman Corp.                            32,515,825
                                                                 ---------------
                                                                      79,448,799
                                                                 ---------------
AUTO COMPONENTS - 1.4%
         1,184,458  Cooper Tire & Rubber                              21,746,648
           925,699  TRW Automotive Holdings Corp.(1)                  17,986,332
                                                                 ---------------
                                                                      39,732,980
                                                                 ---------------
AUTOMOBILES - 1.3%
           936,200  Toyota Motor Corp. ORD                            34,850,380
                                                                 ---------------
BEVERAGES - 3.8%
           879,800  Anheuser-Busch Companies, Inc.                    41,693,722
           517,100  Coca-Cola Company (The)                           21,547,557
           959,700  Coca-Cola Enterprises                             19,693,044
           415,900  PepsiCo, Inc.                                     22,055,177
                                                                 ---------------
                                                                     104,989,500
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
           477,400  Masco Corp.                                       16,551,458
                                                                 ---------------
CAPITAL MARKETS - 1.7%
            61,915  Edwards (A.G.), Inc.                               2,773,792
           754,000  Merrill Lynch & Co., Inc.                         42,676,400
                                                                 ---------------
                                                                      45,450,192
                                                                 ---------------
CHEMICALS - 2.1%
           366,800  du Pont (E.I.) de Nemours & Co.                   18,794,832
           667,306  Ecolab Inc.                                       22,054,464
           246,149  Minerals Technologies Inc.                        16,191,681
                                                                 ---------------
                                                                      57,040,977
                                                                 ---------------
COMMERCIAL BANKS - 7.0%
         1,271,100  Bank of America Corp.                             56,055,510
           273,200  BB&T Corporation                                  10,676,656
           193,692  Marshall & Ilsley Corp.                            8,086,641
         1,070,397  SunTrust Banks, Inc.                              77,143,512
         1,323,500  U.S. Bancorp                                      38,143,270
            59,510  Zions Bancorporation                               4,107,380
                                                                 ---------------
                                                                     194,212,969
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.5%
         2,240,904  Republic Services, Inc. Cl A                      75,025,466

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         1,637,517  Waste Management, Inc.                            47,242,365
                                                                 ---------------
                                                                     122,267,831
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           498,700  Nokia Oyj ADR                                      7,694,941
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
           206,900  International Business
                    Machines Corp.                                    18,906,522
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.6%
           307,840  Martin Marietta Materials, Inc.                   17,214,413
                                                                 ---------------
DIVERSIFIED - 1.9%
           444,900  Standard and Poor's 500
                    Depositary Receipt                                52,498,200
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
         1,160,600  Citigroup Inc.                                    52,157,364
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
           630,315  Commonwealth Telephone
                    Enterprise Inc.(1)                                29,713,049
           642,228  SBC Communications Inc.                           15,214,381
           834,900  Verizon Communications                            29,638,950
                                                                 ---------------
                                                                      74,566,380
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
           740,066  FPL Group, Inc.                                   29,713,650
           711,400  Wisconsin Energy Corp.                            25,254,700
                                                                 ---------------
                                                                      54,968,350
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
           504,700  Emerson Electric Co.                              32,770,171
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
         2,958,310  AVX Corporation                                   36,239,298
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
           382,600  Wal-Mart Stores, Inc.                             19,172,086
                                                                 ---------------
FOOD PRODUCTS - 6.5%
           757,836  Campbell Soup Company                             21,992,401
           409,400  ConAgra Foods, Inc.                               11,061,988
           496,400  Kellogg Co.                                       21,479,228
         2,027,900  Kraft Foods Inc. Cl A                             67,022,095
           846,100  Unilever N.V. New York Shares                     57,890,162
                                                                 ---------------
                                                                     179,445,874
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 1.4%
           295,061  AGL Resources Inc.                                10,306,481
           889,400  WGL Holdings Inc.                                 27,535,824
                                                                 ---------------
                                                                      37,842,305
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
           549,639  Universal Health Services, Inc. Cl B              28,801,084
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           676,443  Brinker International, Inc.(1)                    24,500,766
           402,770  Outback Steakhouse, Inc.                          18,442,838
           291,696  Speedway Motorsports Inc.                         10,413,547
                                                                 ---------------
                                                                      53,357,151
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
           362,800  Newell Rubbermaid Inc.                             7,959,832
           430,278  Whirlpool Corp.                                   29,142,729
                                                                 ---------------
                                                                      37,102,561
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
           951,900  Kimberly-Clark Corp.                              62,568,387
                                                                 ---------------
INSURANCE - 10.8%
         2,229,218  American International Group, Inc.               123,520,968
               251  Berkshire Hathaway Inc. Cl A(1)                   21,837,000
           349,528  Chubb Corp.                                       27,707,085
           771,158  Horace Mann Educators Corp.                       13,680,343
           676,900  Jefferson-Pilot Corp.                             33,201,945
         1,878,222  Marsh & McLennan Companies Inc.                   57,135,513
           549,662  MetLife, Inc.                                     21,491,784
                                                                 ---------------
                                                                     298,574,638
                                                                 ---------------
IT SERVICES - 2.0%
         1,023,600  Accenture Ltd. Cl A(1)                            24,719,940
           625,272  DST Systems, Inc.(1)                              28,875,061
                                                                 ---------------
                                                                      53,595,001
                                                                 ---------------
MACHINERY - 1.2%
           841,110  Dover Corp.                                       31,785,547
                                                                 ---------------
MEDIA - 4.1%
           405,240  Dow Jones & Co. Inc.                              15,143,819
         1,645,133  New York Times Co. (The) Cl A                     60,178,965
           733,482  Tribune Co.                                       29,243,927
           188,200  Valassis Communications, Inc.(1)                   6,579,472
                                                                 ---------------
                                                                     111,146,183
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 0.3%
           349,846  Dollar General Corp.                               7,665,126
                                                                 ---------------
OIL & GAS - 7.4%
           832,700  BP plc ADR                                        51,960,480
           147,700  ConocoPhillips                                    15,927,968
         1,125,500  Exxon Mobil Corp.                                 67,079,799
           769,513  Royal Dutch Petroleum Co. New
                    York Shares                                       46,201,561
           389,627  Unocal Corp.                                      24,036,090
                                                                 ---------------
                                                                     205,205,898
                                                                 ---------------
PHARMACEUTICALS - 4.7%
           322,500  Abbott Laboratories                               15,034,950
         1,149,524  Bristol-Myers Squibb Co.(2)                       29,266,881
           147,300  Eli Lilly and Company                              7,674,330
           752,883  Merck & Co., Inc.                                 24,370,823
           948,200  Pfizer, Inc.                                      24,909,214
           900,103  Watson Pharmaceuticals, Inc.(1)                   27,660,165
                                                                 ---------------
                                                                     128,916,363
                                                                 ---------------
ROAD & RAIL - 1.9%
           756,401  Union Pacific Corp.                               52,721,150
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           813,282  Intel Corp.                                       18,892,541
                                                                 ---------------
SOFTWARE - 2.9%
           769,300  Microsoft Corporation                             18,593,981
         1,146,165  Reynolds & Reynolds Co. Cl A                      31,015,225
         1,616,760  Synopsys, Inc.(1)                                 29,263,356
                                                                 ---------------
                                                                      78,872,562
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
           980,000  Gap, Inc. (The)                                   21,403,200
           272,100  Home Depot, Inc.                                  10,405,104
           340,674  Sherwin-Williams Co.                              14,986,249
                                                                 ---------------
                                                                      46,794,553
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
         1,118,919  Jones Apparel Group, Inc.                         37,472,597
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.5%
           591,800  Fannie Mae                                        32,223,510
           765,567  Freddie Mac                                       48,383,834

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------

           255,122  MGIC Investment Corp.                             15,733,374
                                                                 ---------------
                                                                      96,340,718
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,627,833,050
(Cost $2,393,624,626)                                            ---------------

PURCHASED PUT OPTIONS(3)
CONTRACTS
            11,418  Bristol-Myers Squibb Co., strike
                    at $22.50, expires 6/18/05                           256,905
                                                                 ---------------
(Cost $1,647,165)

TEMPORARY CASH INVESTMENTS - 4.3%
      $117,400,000  FHLB Discount Notes, 2.55%,
                    4/1/05(4)                                        117,400,000
                                                                 ---------------
(Cost $117,400,000)

TOTAL INVESTMENT SECURITIES - 100.1%                               2,745,489,955
                                                                 ---------------
(COST $2,512,671,791)
OTHER ASSETS AND LIABILITIES - (0.1)%                                (3,503,933)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 2,741,986,022
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                        Settlement                          Unrealized
to Sell                          Date                 Value             Loss
--------------------------------------------------------------------------------
19,918,571     Euro for USD      4/29/05          $ 25,828,841       $ (83,180)
27,449,845     Euro for USD      4/29/05            35,594,807        (153,368)
37,616,455     Euro for USD      4/29/05            48,778,070        (191,625)
14,526,035     GBP for USD       4/29/05            27,406,694        (205,974)
12,652,042     GBP for USD       4/29/05            23,870,977        (192,252)
2,600,679,900  JPY for USD       4/29/05            24,312,373         (65,644)
                                              ----------------------------------
                                                  $185,791,762       $(892,043)
                                              ==================================
(Value on Settlement Date $184,899,719)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
MGIC = Mortgage Guaranty Insurance Corp.
ORD = Foreign Ordinary Share
USD = United States Dollars.
(1) Non-income producing.
(2) Security, or a portion thereof, is being held in conjunction with a purchased put option.
(3) Category is less than 0.05% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $2,586,517,455
                                            ==============
Gross tax appreciation of investments       $  235,346,232
Gross tax depreciation of investments         (76,373,732)
                                            --------------
Net tax appreciation of investments         $  158,972,500
                                            ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA FUND
MARCH 31, 2005

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.5%
AEROSPACE & DEFENSE - 2.1%
             1,483  Goodrich Corporation                            $     56,784
               831  Precision Castparts Corp.                             63,995
             2,496  Rockwell Collins                                     118,785
                                                                 ---------------
                                                                         239,564
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
             1,371  Affymetrix Inc.(1)                                    58,734
                                                                 ---------------
CHEMICALS - 3.2%
             2,426  Huntsman Corp.(1)                                     56,574
             4,794  Monsanto Co.                                         309,213
                                                                 ---------------
                                                                         365,787
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
             2,327  Comverse Technology, Inc.(1)                          58,687
             1,067  F5 Networks, Inc.(1)                                  53,873
                                                                 ---------------
                                                                         112,560
                                                                 ---------------
COMPUTERS & PERIPHERALS - 5.3%
             6,681  Apple Computer, Inc.(1)                              278,397
             1,522  NCR Corp.(1)                                          51,352
             4,137  QLogic Corp.(1)                                      167,549
             5,977  Seagate Technology                                   116,850
                                                                 ---------------
                                                                         614,148
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.3%
             4,239  Jacobs Engineering Group Inc.(1)                     220,089
            12,970  Shaw Group Inc. (The)(1)                             282,746
                                                                 ---------------
                                                                         502,835
                                                                 ---------------
ELECTRIC UTILITIES - 3.5%
             5,039  TXU Corp.                                            401,256
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.4%
             4,886  Rockwell Automation Inc.                             276,743
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.6%
             3,991  Diamond Offshore Drilling, Inc.                      199,151
             1,525  ENSCO International Inc.                              57,432
             1,496  Global SantaFe Corp.                                  55,412
             4,520  National-Oilwell, Inc.(1)                            211,083
             2,147  Noble Corp.                                          120,683
               906  Tenaris SA ADR                                        55,728

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             1,155  Transocean Inc.(1)                                    59,436
                                                                 ---------------
                                                                         758,925
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
             1,236  CVS Corp.                                             65,038
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
             1,575  Advanced Medical Optics Inc.(1)                       57,031
             4,183  Cooper Companies, Inc. (The)                         304,940
             2,893  Immucor, Inc.(1)                                      87,340
             1,842  Intuitive Surgical Inc.(1)                            83,756
                                                                 ---------------
                                                                         533,067
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 14.0%
             4,473  Aetna Inc.                                           335,251
             4,768  AMERIGROUP Corporation(1)                            174,318
             5,407  Caremark Rx Inc.(1)                                  215,090
             1,691  Centene Corp.(1)                                      50,713
             4,392  Covance Inc.(1)                                      209,103
             1,178  HCA Inc.                                              63,105
             2,321  Health Management Associates,
                    Inc. Cl A                                             60,764
             1,668  Humana Inc.(1)                                        53,276
             4,043  PacifiCare Health Systems, Inc.(1)                   230,128
             2,438  Pharmaceutical Product
                    Development, Inc.(1)                                 118,121
             1,315  Psychiatric Solutions, Inc.(1)                        60,490
               615  Quest Diagnostics Inc.                                64,655
                                                                 ---------------
                                                                       1,635,014
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 11.8%
             5,927  Boyd Gaming Corp.                                    309,093
               861  Harrah's Entertainment, Inc.                          55,603
             3,544  Las Vegas Sands Corp.(1)                             159,480
             1,054  Panera Bread Co.(1)                                   59,583
             5,531  Penn National Gaming Inc.(1)                         162,501
             5,124  Station Casinos Inc.                                 346,125
             5,261  WMS Industries Inc.(1)                               148,150
             2,030  Wynn Resorts Ltd.(1)                                 137,512
                                                                 ---------------
                                                                       1,378,047
                                                                 ---------------
HOUSEHOLD DURABLES - 1.9%
               983  KB Home                                              115,463
               732  Pulte Homes Inc.                                      53,897
               703  Toll Brothers Inc.(1)                                 55,432
                                                                 ---------------
                                                                         224,792
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
             1,540  Textron Inc.                                         114,915
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

IT SERVICES - 3.9%
             5,449  Cognizant Technology Solutions
                    Corporation(1)                                       251,744
             2,708  Infosys Technologies Ltd. ADR                        199,661
                                                                 ---------------
                                                                         451,405
                                                                 ---------------
MACHINERY - 3.6%
             3,355  Joy Global Inc.                                      117,626
               719  Oshkosh Truck Corp.                                   58,951
             6,059  Pentair, Inc.                                        236,301
                                                                 ---------------
                                                                         412,878
                                                                 ---------------
METALS & MINING - 2.6%
             4,983  Allegheny Technologies Inc.                          120,140
             2,107  Century Aluminum Co.(1)                               63,758
             3,727  Cia Vale do Rio Doce ADR                             117,810
                                                                 ---------------
                                                                         301,708
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.5%
             3,383  AES Corporation (The)(1)                              55,414
                                                                 ---------------
MULTILINE RETAIL - 0.5%
             1,060  Kohl's Corp.(1)                                       54,728
                                                                 ---------------
OIL & GAS - 2.1%
             3,332  Valero Energy Corp.                                  244,136
                                                                 ---------------
PHARMACEUTICALS - 2.3%
             4,648  American Pharmaceutical
                    Partners Inc.(1)                                     240,488
             1,015  K-V Pharmaceutical Co. Cl A(1)                        23,548
                                                                 ---------------
                                                                         264,036
                                                                 ---------------
ROAD & RAIL - 4.0%
             2,865  Burlington Northern Santa Fe Corp.                   154,509
               939  Canadian National Railway Co.                         59,448
             4,223  Yellow Roadway Corp.(1)                              247,215
                                                                 ---------------
                                                                         461,172
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
             1,540  Sigmatel Inc.(1)                                      57,642
                                                                 ---------------
SOFTWARE - 1.0%
             2,399  Citrix Systems, Inc.(1)                               57,144
             1,324  Cognos, Inc.(1)                                       55,529
                                                                 ---------------
                                                                         112,673
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 7.7%
             1,015  Abercrombie & Fitch Co.                               58,099
             6,414  American Eagle Outfitters, Inc.                      189,533
             1,849  Bebe Stores Inc.                                      62,774
             1,688  Carmax, Inc.(1)                                       53,172
             1,353  Children's Place Retail Stores,
                    Inc. (The)(1)                                         64,606
             2,243  Foot Locker, Inc.                                     65,720
             1,286  Men's Wearhouse, Inc. (The)(1)                        54,282
             1,589  Pacific Sunwear of California(1)                      44,460
             4,412  The Finish Line, Inc. Cl A                           102,138
             1,353  Tractor Supply Co.(1)                                 59,058
             2,789  Urban Outfitters Inc.(1)                             133,788
                                                                 ---------------
                                                                         887,630
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 4.0%
             4,550  Alamosa Holdings Inc.(1)                              53,099
             7,188  NII Holdings Inc. Cl B(1)                            413,310
                                                                 ---------------
                                                                         466,409
                                                                 ---------------
TOTAL COMMON STOCKS                                                   11,051,256
(Cost $9,437,135)                                                ---------------
TEMPORARY CASH INVESTMENTS - 3.5%
          $400,000  FHLMC Discount Notes, 2.54%,
                    4/1/05(2)                                            400,000
                                                                 ---------------
(Cost $400,000)
TOTAL INVESTMENT SECURITIES - 99.0%                                   11,451,256
                                                                 ---------------
(COST $9,837,135)
OTHER ASSETS AND LIABILITIES - 1.0%                                      119,102
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $ 11,570,358
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLMC = Federal Home Loan Mortgage Corporation
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $ 9,855,787
                                          ===========
Gross tax appreciation of investments     $ 1,667,873
Gross tax depreciation of investments        (72,404)
                                          -----------
Net tax appreciation of investments       $ 1,595,469
                                          ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    May 27, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005